As filed with the Securities and Exchange Commission on April 30,1997
                            Registration Nos. 2-36250

                                    811-2025
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549
                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|
                         Pre-Effective Amendment No. |_|

                       Post-Effective Amendment No. 46 |X|
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |_|
                              Amendment No. 28 |X|


                               SEPARATE ACCOUNT C
          (Formerly Transamerica Occidental's Separate Account Fund C)
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  1150 South Olive, Los Angeles, CA 90015-2211
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (213) 742-3065

Name and Address of Agent for Service:                        Copy to:

JAMES W. DEDERER, Esq.                               FREDERICK R. BELLAMY, Esq.
Executive Vice President, General Counsel Sutherland, Asbill & Brennan, L.L.P.
         and Corporate Secretary                1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company       Washington, D.C. 20004-2404
1150 South Olive Street
Los Angeles, California  90015-2211

                                   Approximate date of proposed public offering:
                     As  soon  as  practicable   after   effectiveness   of  the
                     Registration Statement.



         It                is proposed  that this filing will become  effective:
                           |_| immediately upon filing pursuant to paragraph (b) |X| on May 1, 1997 pursuant to paragraph (b) |_| 60 days after filing pursuant to paragraph (a)(i) |_| on _________________ pursuant to paragraph (a)(i) |_| 75
                           days after filing pursuant to paragraph (a)(ii) |_| on _________________ pursuant to paragraph (a)(ii) of Rule 485


         If appropriate, check the following box:
                           |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-4

                                                          PART A

Item of Form N-4                                              Prospectus Caption

1.   Cover Page...............................................    Cover Page

2.   Definitions..............................................    Terms Used in this Prospectus

3.   Synopsis.................................................    Synopsis of this Prospectus; Variable Annuity Fee Table

4.   Condensed Financial Information..........................    Condensed Financial Information

5.   General
     (a)   Depositor..........................................    Transamerica Occidental and the Separate Account
     (b)   Registrant.........................................    Transamerica Occidental and the Separate Account
     (c)   Portfolio Company..................................    The Growth Portfolio
     (d)   Fund Prospectus....................................    The Growth Portfolio
     (e)   Voting Rights......................................    Voting Rights
     (f)   Administrator......................................    Charges under the Contracts

6.   Deductions and Expenses
     (a)   General............................................    Charges under the Contracts
     (b)   Sales Load %.......................................    Charges under the Contracts
     (c)   Special Purchase Plan..............................    Not Applicable
     (d)   Commissions........................................    Underwriter
     (e)   Fund Expenses......................................    Charges under the Contracts
     (f)   Operating Expenses.................................    Variable Annuity Fee Table

7.   Contracts
     (a)   Persons with Rights................................    Description of the Contracts; Surrender of a Contract; Death
                                                                  Benefits; Voting Rights
     (b)   (i)   Allocation of Purchase Payments
                 Payments.....................................    Description of the Contracts
           (ii)  Transfers....................................    Not Applicable
           (iii) Exchanges....................................    Federal Tax Status
     (c)   Changes............................................    The Growth Portfolio; Voting Rights

     (d)   Inquiries..........................................    Voting Rights

8.   Annuity Period...........................................    Annuity Period

9.   Death Benefit............................................    Death Benefits

10.  Purchase and Contract Value
     (a)   Purchases..........................................    Description of the Contracts
     (b)   Valuation..........................................    Description of the Contracts





     (c)   Daily Calculation..................................    Description of the Contracts
     (d)   Underwriter........................................    Underwriter

11.  Redemptions
     (a)   By Contract Owners.................................    Surrender of a Contract
           By Annuitant.......................................    Not Applicable
     (b)   Texas ORP..........................................    Not Applicable
     (c)   Check Delay........................................    Surrender of a Contract
     (d)   Lapse..............................................    Not Applicable
     (e)   Free Look..........................................    Not Applicable

12.  Taxes....................................................    Federal Tax Status

13.  Legal Proceedings........................................    Legal Proceedings

14.  Table of Contents for the
     Statement of
     Additional Information...................................    Table of Contents of the Statement of Additional Information


                                                          PART B

Item of Form N-4                                                  Statement of Additional Information Caption

15.  Cover Page...............................................    Cover Page

16.  Table of Contents........................................    Table of Contents

17.  General Information
     and History..............................................    General Information and History

18.  Services
     (a)   Fees and Expenses
           of Registrant......................................    (Prospectus) Variable Annuity Fee Table; (Prospectus) The
                                                                  Growth Portfolio
     (b)   Management Contracts...............................    Not Applicable
     (c)   Custodian..........................................    Safekeeping of Separate Account Assets; Records and
                                                                  Reports
           Independent Auditors  .............................    Accountants
     (d)   Assets of Registrant...............................    Not Applicable
     (e)   Affiliated Person..................................    Not Applicable
     (f)   Principal Underwriter..............................    The Underwriter

19.  Purchase of Securities
     Being Offered............................................    (Prospectus) Description of the Contracts
     Offering Sales Load......................................    Charges under the Contracts

20.  Underwriters.............................................    The Underwriter
21.  Calculation of Performance
     Data  ...................................................Calculation of Yields and Total Returns
22.  Annuity Payments.........................................    (Prospectus) Annuity Period
23.  Financial Statements.....................................    Financial Statements






                                                PART C -- OTHER INFORMATION

Item of Form N-4                                                  Part C Caption

24.  Financial Statements
     and Exhibits
     (a)   Financial Statements...............................    Financial Statements
     (b)   Exhibits...........................................    Exhibits

25.  Directors and Officers of
     the Depositor............................................    Directors and Officers of the Depositor

26.  Persons Controlled By or Under Common Control
     with the Depositor or Registrant ........................    Persons Controlled By or Under Common Control with the
                                                                  Depositor or Registrant

27.  Number of Contract Owners................................    Number of Contract Owners

28.  Indemnification..........................................    Indemnification

29.  Principal Underwriters...................................    Principal Underwriter

30.  Location of Accounts
     and Records..............................................    Location of Accounts and Records

31.  Management Services......................................    Management Services

32.  Undertakings.............................................    Undertakings

     Signature Page...........................................    Signature Page




                               SEPARATE ACCOUNT C

                   Individual Equity Investment Fund Contracts
                For Non-Tax Qualified Individual Retirement Plans


  1150 South Olive Street, Los Angeles, California 90015-2211 o (213) 742-3065
 ------------------------------------------------------------------------------

         This Prospectus describes three types of variable annuity contracts (the "Contracts") issued by Transamerica Occidental Life Insurance Company ("Transamerica" or the "Company"). The Contracts are called the Individual Equity Investment Fund Contracts -- Annual Deposit, Single Deposit Deferred and Single Deposit Immediate (the "Contracts"). These Contracts are designed for non-tax-qualified investments only.

         Deposits and Accumulation Account Value are allocated to Separate Account C of Transamerica Occidental Life Insurance Company (the "Separate Account"). The assets of the Separate Account will be invested solely in the Growth Portfolio (the "Growth Portfolio" or the "Portfolio") of the Transamerica Variable Insurance Fund, Inc. The Portfolio's investment objective is long-term capital growth which its pursues by investing primarily in common stocks. The Accumulation Account Value under the Contracts will vary with the investment performance of the Portfolio in which the Separate Account is invested. There is no assurance that the investment objective of the Portfolio will be met. The Contract Owner bears the entire investment risk for amounts invested under the Contracts.


         This Prospectus sets forth basic information about the Contracts and the Separate Account that a prospective investor should know before investing. A "Statement of Additional Information" containing more detailed information about the Contracts and the Separate Account is available free by writing to the Transamerica Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202 or by calling (800) 258-4260, extension 5560. The Statement of Additional Information, which has the same date as this Prospectus , has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is included at the end of this Prospectus.



               This Prospectus must be accompanied by the current prospectus for the Growth Portfolio of Transamerica
                          Variable Insurance Fund, Inc.
 ---------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
            SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
 ------------------------------------------------------------------

                            The date of this Prospectus is May 1, 1997


                      Please read this Prospectus carefully and keep it for future reference.


An investment in the Contracts is not a deposit of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investing in the Contracts involves certain investment risks, including possible loss of principal.

                                                 TABLE OF CONTENTS

(LOGO)

Terms Used in this Prospectus.....................................3
Synopsis of this Prospectus.......................................5
Fee Table.........................................................7
Condensed Financial Information...................................9
Transamerica Occidental and the Separate Account..................9
The Growth Portfolio.............................................10
Description of the Contracts.....................................12
Surrender of a Contract..........................................13
Death Benefits...................................................14
Charges under the Contracts......................................14
Annuity Period...................................................16
Federal Tax Status...............................................16
Underwriter......................................................19
Voting Rights....................................................19
Legal Proceedings................................................20
Table of Contents of the Statement of Additional Information.....21







         This Prospectus does not constitute an offer to sell, or a solicitation of any offer to purchase, the Contracts offered hereby in any state or jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such state. No salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representation must not be relied upon.

                                           TERMS USED IN THIS PROSPECTUS

Accumulation                                         Account:     The    account
                                                     maintained    under    each
                                                     Contract   comprising   all
                                                     Accumulation          Units
                                                     purchased  under a Contract
                                                     and, if applicable, any Net
                                                     Deposit  not yet applied to
                                                     purchase       Accumulation
                                                     Units.

Accumulation Account Value:      The dollar value of an Accumulation Account.

Accumulation                                         Unit:  A unit  purchased by
                                                     the  investment  of  a  Net
                                                     Deposit  in  the   Separate
                                                     Account and used to measure
                                                     the  value  of  a  Contract
                                                     Owner's  interest  under  a
                                                     Contract   prior   to   the
                                                     Retirement  Date  under the
                                                     Contract.


Annuitant:                  The individual on whose behalf a Contract is issued.
                                Generally, the Annuitant will be the Contract
                                                     Owner.

Annuity: A series of monthly payments provided under a Contract for the Annuitant or his beneficiary. Annuity payments will be due and payable only on the first day of a calendar month.


Annuity                                              Conversion  Rate:  The rate
                                                     used  in   converting   the
                                                     Accumulation  Account Value
                                                     to an Annuity  expressed as
                                                     the  amount  of  the  first
                                                     Annuity  payment  to  which
                                                     the   Participant   or  the
                                                     beneficiary is entitled for
                                                     each $1,000 of Accumulation
                                                     Account Value.

Annuity Unit:                                        A unit used to determine
the amount of each Variable Annuity
                                                     payment after the first.


Code:                                                The Internal Revenue Code
of 1986, as amended, and the rules
                                                     and regulations issued
thereunder.


Contract:                                            Any one of the Individual
Equity Investment Fund Contracts
                                                     (Annual Deposit, Single
Deposit Deferred, or Single Deposit
                                                     Immediate) described in
this Prospectus.


Contract Owner:                                      The party to the Contract
who is the owner of the Contract.



Deposit: An amount paid to the Company pursuant to a Contract. (With respect to some Contracts in which the term "Deposit" has been replaced by the term "Purchase Payment," "Deposit" as used herein shall also mean "Purchase Payment.")

Fund:        The Transamerica Variable Insurance Fund, Inc., a registered open-end management investment company in which the Separate Account invests.

Net Deposit:  That portion of a Deposit remaining after deduction of any
                                                     premium    for     Contract
                                                     riders,  charges  for sales
                                                     and administrative expenses
                                                     and  for   any   applicable
                                                     premium taxes.

Plan of Reorganization:The plan pursuant to which the Separate Account was reorganized to its present form as a unit investment trust.

Portfolio:          The Growth Portfolio of the Transamerica Variable Insurance
                    Fund, Inc.  The Separate Account invests exclusively in the
                       Portfolio.

Retirement Date:   The date on which the first Annuity payment is payable under a Contract.

Separate Account:  Separate Account C of Transamerica Occidental Life Insurance
                    Company.  Separate Account C is not part of Transamerica's general account.

Variable Annuity:      An Annuity with payments which vary in dollar amount
                       throughout the payment period in accordance with the
                     investment experience of the Growth Portfolio of the Fund.

Valuation Date:        Any day the New York Stock Exchange is open for trading.
                     Valuation usually occurs as of 4:00 p.m. ET each Valuation
                       Date.

Valuation                                            Period: The period from the
                                                     close  of  business  on the
                                                     New York Stock  Exchange on
                                                     one  Valuation  Date to the
                                                     close of trading on the New
                                                     York Stock  Exchange on the
                                                     next  following   Valuation
                                                     Date.


Written Request:An original signature is required on all Written Requests.  If a signature on record does not compare with that on the Written Request, Transamerica reserves the right to request a Bank Signature Guarantee before processing the request. Written Requests and other communications are deemed to be received by the Company on the date they are actually received at the
                Company's      Charlotte, North Carolina Office, unless they
                are received      on a day when, or after the time that, the New
                York Stock Exchange is closed
                                           In this case                  the
                Written Request will be deemed to be received on the next day when the unit value is calculated.

                                            SYNOPSIS OF THIS PROSPECTUS


         This Prospectus describes three types of individual variable annuity contracts -- the Annual Deposit, Single Deposit Deferred and Single Deposit Immediate. The Contracts are designed for non tax-qualified retirement programs. Deposits made under the Contracts are allocated to the Separate Account which invests solely in the Growth Portfolio of the Fund. The Growth Portfolio invests principally in equity securities. (See "Description of the Contracts" on page 12.) The Contracts are no longer being offered for sale but additional Deposits can be made on certain outstanding Contracts.


         The Contracts. Three types of Contracts have been offered through the Separate Account -- Annual Deposit,
Single Deposit Deferred, and Single Deposit Immediate.

         The Annual Deposit Contract is a deferred variable annuity which provides for payments to be made at least annually. The minimum payment is $10 and the aggregate minimum annual payment must be $120 in any Contract year. Usually, a Contract was not issued for annual payments of less than $300. Payments may be increased on a Contract anniversary, but annual payments may not be increased to more than three times the first year's payments without the consent of Transamerica.

         The Single Deposit Deferred Contract provides a deferred variable annuity. A minimum single payment of $1,000 must have been made when the Contract is issued. Additional payments of at least $20 could have been made anytime within the first five Contract years. Thereafter, Transamerica must give its consent to accept further payments.

         The Retirement Date for the Annual Deposit and Single Deposit Deferred Contracts is the date the first annuity payment is made under the Contract. The Retirement Date is specified in the application for the Annual Deposit and Single Deposit Deferred Contracts. It may be changed by submitting a written request to Transamerica at least 60 days before annuity payments begin.

         The Single Deposit Immediate Contract provides an immediate variable annuity. The minimum single payment accepted under the Contract is $2,500. The Retirement Date specified by the Contract Owner may not be changed.


         The Separate Account. Deposits made under the Contracts are allocated to the Separate Account. The assets of the Separate Account are used to purchase, at net asset value, shares of the Growth Portfolio. The Growth Portfolio has a distinct investment objective and policies that are described in the accompanying Prospectus for the Growth Portfolio. (See "The Growth Portfolio" on page 10.)

         The Accumulation Account Value, if any, and the amount of any annuity payment will vary depending on the investment experience of the Growth Portfolio and the amount of separate account and portfolio fees and expenses incurred. (See "Charges Under the Contracts" on page 14.) The Contract Owner bears the entire investment risk under the Contract. There is no guaranteed or minimum Accumulation Account Value; therefore the proceeds of a surrender could be less than the total amount of Deposits.


         Surrenders and Partial Withdrawals. Annual Deposit and Single Deposit Deferred Contracts may be surrendered prior to a selected Retirement Date for the Accumulation Account Value. At any time before the earlier of the death of the Annuitant or the Retirement Date, the Contract Owner may partially withdraw Accumulation Account Value. Accumulation Account Value will be established at the end of the Valuation Period in which the Written Request for surrender or withdrawal is received. There is no surrender or withdrawal charge. A Contract must be surrendered if a withdrawal reduces the Accumulation Account Value below $10 for an Annual Deposit Contract or $20 for a Single Deposit Deferred Contract. There are no surrender or withdrawal privileges for Single

Immediate Contracts.

         Amounts withdrawn or surrendered may be taxable and subject to a penalty tax imposed by Federal tax law.


         Charges and Expenses. Transamerica deducts a sales charge and an administrative charge from each Deposit at the time of payment. A maximum 6.5% sales charge and 2.5% administrative charge are deducted from each Deposit. Charges may be reduced depending on the total dollar value of Deposits paid under the Contract. (See " Fee Table" on page 7.)

         Transamerica also deducts a daily charge (the "Mortality and Expense Risk Charge") equal to a percentage of the value of the net assets in the Separate Account for the mortality and expense risks it has assumed. With certain exceptions (see " Fee Table" on page 7), the rates at which charges for expenses are assessed may not be changed during the life of the Contract. The Contracts permit the Company to deduct a Mortality and Expense Risk Charge from the Separate Account at the end of each Valuation Period at a maximum annual rate of 1.10% of the Accumulation Account Value. The amount of the Mortality and Expense Risk Charges will be waived or reduced on Contracts outstanding as of October 31, 1996 to the extent that the sum of Separate Account Annual Expenses and Portfolio Annual Expenses exceeds 1.40% during any year. Currently the Mortality and Expense Risk Charge is assessed at an annual rate of 0.55% of Accumulation Account Value.

         Some states require the payment of premium taxes. Generally, a charge for premium taxes is made against the Accumulation Account Value when conversion is made to provide annuity benefits. However, in certain states, a tax will be deducted from each Deposit. Presently, premium taxes range from 0.0% to 3.5%. (See "Premium Taxes" on page 15.)


         Because the Separate Account purchases shares of the Growth Portfolio, the net assets of the Separate Account will reflect the investment advisory fee and certain expenses incurred by the Growth Portfolio. The investment adviser of the Growth Portfolio is paid an advisory fee of 0.75% of the value of the average daily net assets of the Growth Portfolio. Presently, certain fees and expenses of the Portfolio are waived or reimbursed. (See the accompanying prospectus of the Growth Portfolio for further details).


         Death Benefit. The Contracts provide a death benefit payable if the Annuitant dies before the selected Retirement Date. Transamerica will pay the beneficiary the Accumulation Account Value as of the date Transamerica receives due proof of the deceased's death and payment instructions. (See "Death Benefits" on page 18.)

         Annuity Payments. The Contracts provide for a series of monthly annuity payments to begin on the Retirement Date. The Contract Owner may select from three variable payment options. The amount of the annuity payments depends on the payment option chosen, the age of the person named to receive the annuity payments (the "Annuitant"), and the value of the Contract on the Retirement Date. The annuity options include alternatives designed to provide payments for life (for either a single or joint life), with or without a guaranteed minimum number of payments. (See "Annuity Period" on page 16.)


         The minimum amount of the first annuity payments must be $20. If the first monthly payment would be less than $20, Transamerica may make a single payment equal to the total value of the Contract Owner's account, the Accumulation Account Value.

         Federal Tax Status. With respect to Contract Owners who are natural persons, there should be no Federal income tax on increases in the Accumulation Account Value until a distribution under the Contract occurs (e.g., a surrender or annuity payment) or is deemed to occur (e.g., a pledge, loan or assignment of a Contract). Generally, a portion of any distribution or deemed distribution will be taxable as ordinary income. The taxable portion of certain distributions will be subject to withholding unless the recipient elects otherwise. In addition, a penalty tax may apply to certain distributions or deemed distributions under the Contract. (See "Federal Tax Status," on page 16.) This paragraph is applicable so long as the Contracts qualify as annuity contracts for Federal income tax purposes. (See "FEDERAL TAX MATTERS--Tax Status of the Contracts" in the Statement of Additional Information.)

                                                     FEE TABLE


         The purpose of this table and the examples that follow is to assist the Contract Owner in understanding the various costs and expenses imposed directly or indirectly under the Contracts. The standardized tables and examples reflect expenses of the Separate Account as well as the Portfolio. They assume the highest deductions possible under the Contracts whether or not such deductions actually would be made from an individual Contract Owner's account. The information set forth below should be considered together with the narrative provided under the heading "Charges under the Contracts" on page of this Prospectus, and with the Portfolio's prospectus. In addition to the expenses listed below, premium taxes may be applicable.


Contract Owner Transaction Expenses

  Sales Load Imposed on Purchases (as a percentage of each Deposit        6.50%

            Total Deposits
          Under the Contract                                Sales Expense
          ------------------                                -------------
         First $15,000...........                                6.50%
         Next  $35,000...........                                4.50%
         Next  $100,000..........                                2.00%
         Excess   ...............                                0.50%

  Administrative Expense Imposed on Purchases
(as a percentage of each Deposit):     2.50%

            Total Deposits
          Under the Contract                           Administrative Expense
          ------------------                           ----------------------
         First $15,000...........                                 2.50%
         Next  $35,000...........                                 1.50%
         Next $100,000...........                                 0.75%
         Excess   ...............                                 0.00%

Maximum Total Contract Owner Transaction Expenses:1/              9.00%
                                                  -

                                                        Total Contract Owner
            Total Deposits                              Transaction Expenses
          Under the Contract                           as % of Total Deposits
          ------------------                           ----------------------
         First $15,000...........                                 9.00%
         Next  $35,000...........                                 6.00%
         Next $100,000...........                                 2.75%
         Excess   ...............                                 0.50%

Separate Account Annual Expenses:
(as a percentage of average daily separate account value )
         Mortality and Expense Risk Charge...................  0.55%2/
         Administrative Expense Charge.......................  0.00%
         Other Expenses......................................  0.00%
                Total Separate Account Annual Expenses.......  0.55%2/

Growth Portfolio Annual Expenses:3/
(as a percentage of Portfolio average daily net assets, after fee waivers and expense reimbursements)
         Management Fee.................................. 0.75%
         Other Expenses.................................. 0.10%
                                                          -----
                Total Portfolio Annual Expenses.......... 0.85%3/
----------------

         1/ This is equivalent to 9.89% of the Net Deposit. Premium taxes are not shown. Charges for premium taxes, if any, are deducted when paid which may be upon annuitization. In certain states, a premium tax charge will be deducted from each Deposit.

         2/ The Contracts permit the Company to deduct a Mortality and Expense Risk Charge at a maximum annual rate of 1.10% of the Accumulation Account Value. Under the terms of the Plan of Reorganization, however, Transamerica has agreed to waive or reimburse the Mortality and Expense Risk Charge on Contracts outstanding as of October 31, 1996 to the extent that the sum of Separate Account Annual Expenses and Portfolio Annual Expenses exceeds 1.40% during any year.


         3/ The Growth Portfolio commenced operation on November 1, 1996. Its expenses for 1997are estimated to be 0.10% after fee waivers and reimbursement, and 0.35% without such waivers and reimbursements. For more information on the Portfolio's fees and expenses, see the attached prospectus for the Portfolio.


                                                     EXAMPLES

         A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above:

Example #1: If the Contract is surrendered at the end of the applicable time period:

         1 Year            3 Years          5 Years           10 Years
         ------            -------          -------           --------

         $103              $130             $160              $243


Example #2: If the Contract is not surrendered at the end of the periods shown:

         1 Year            3 Years          5 Years           10 Years
         ------            -------          -------           --------

         $103              $130             $160              $243



         The Examples should not be considered a representation of past or future expenses and charges. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. See "Charges Under the Contract" on page 14 in this Prospectus.


         The Contracts are designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and tax penalties may apply. Premium taxes may be applicable.

                                          CONDENSED FINANCIAL INFORMATION

         The condensed financial information for the Separate Account's predecessor, Transamerica Occidental's Separate Account Fund C, is set forth below. This condensed financial information is derived from the financial statements of Separate Account Fund C that were audited by Ernst & Young LLP, the independent auditors for Separate Account Fund C. The condensed financial information shown is the same as it would have been if the Separate Account had operated as a unit investment trust investing in the Portfolio for all the periods shown, with the operation of the Portfolio having been as currently reported in the Portfolio's prospectus and Statement of Additional Information.

         The  Accumulation   Unit  values  and  number  of  Accumulation   Units
outstanding for the periods shown are as follows:


                             1996     1995     1994     1993    1992     1991     1990     1989    1988     1987
                             ----     ----     ----     ----    ----     ----     ----     ----    ----     ----


Accumulation Unit value:

  Beginning of year         18.786   $12.291  $11.467   $9.384  $8.281   $5.885   $6.623   $4.959  $3.708  $3.293
                            ------   -------  ------- ---------------- -------- -------- ------------------------



  End of year               23.894   $18.786  $12.291  $11.467 $ 9.384  $ 8.281  $ 5.885  $ 6.623 $ 4.959$ 3.708
                            ======   =======  =======  ======= =======  =======  =======  ======= ==============


Number of Accumulation Units
  outstanding at end of year

  (000 omitted)              1,322    1,341    1,373    1,412   1,452    1,472    1,545    1,605   1,674   1,713





                TRANSAMERICA OCCIDENTAL AND THE SEPARATE ACCOUNT

Transamerica Occidental Life Insurance Company

         Transamerica Occidental Life Insurance Company ("Transamerica" or the "Company") is a stock life insurance company incorporated under the laws of the State of California on June 30, 1906. Its Home Office is located at 1150 South Olive Street, Los Angeles, California, 90015-2211. It has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. The Company presently provides individual life insurance, especially interest-sensitive products, variable and term life insurance, fixed and flexible premium annuity products, and reinsurance.


         Subsidiaries of the Company include Transamerica Assurance Company, Transamerica Life Insurance and Annuity Company, Transamerica Life Insurance Company of Canada, Transamerica Occidental Life Insurance Company of Illinois and a New York company, Transamerica Life Insurance Company of New York (formerly called, First Transamerica Life Insurance Company).


Published Ratings

         Transamerica may from time to time publish in advertisements, sales literature and reports to Contract Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of Transamerica and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of Transamerica as measured by Standard & Poor's Insurance Ratings Services, Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to Contract Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

The Separate Account

         The  Separate   Account  was   established  on  February  26,  1969  by
Transamerica's Board of Directors. Prior to November 1, 1996, the Separate Account was organized as an open-end diversified management investment company with its own portfolio of securities. On November 1, 1996, the Separate Account was re-organized to its present form as a unit investment trust. As part of the reorganization, the assets of the managed separate account were transferred intact to the Growth Portfolio of Transamerica Variable Insurance Fund, Inc. in exchange for shares of the Growth Portfolio.

         The Separate Account is registered with the Commission under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the Separate Account.

         The assets of the Separate Account are owned by Transamerica but they are held separately from the other assets of Transamerica. Section 10506 of the California Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account). Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of Transamerica. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account maintained by Transamerica. Obligations under the Contracts are obligations of Transamerica.

                                               THE GROWTH PORTFOLIO

The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc.

         The Separate Account invests exclusively in the Growth Portfolio of the Transamerica Variable Insurance Fund (the "Fund"). The Fund is an open-end, diversified management investment company established as a Maryland Corporation on June 23, 1995, as the successor to Transamerica Occidental's Separate Account Fund C. The Fund currently consists of one investment portfolio, the Growth Portfolio. (Additional Portfolios may be created from time to time.) By investing in the Growth Portfolio, an investor becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Growth Portfolio. Likewise, an investor shares pro-rata in any losses of the Portfolio.

         Pursuant  to an  investment  advisory  agreement  and  subject  to  the authority of the Fund's Board of Directors, Transamerica Occidental Life Insurance Company (the "Company") serves as the Portfolio's investment adviser and conducts the business and affairs of the Portfolio. The Company has engaged an affiliate, Transamerica Investment Services, Inc. ("Investment Services") to act as the Portfolio's sub-advisor to provide the day-to-day portfolio management for the Portfolio.

         The investment objective of the Growth Portfolio is to seek long-term capital growth. Common stock (listed and unlisted) is the basic form of investment. The Portfolio may also invest in debt securities and preferred stock having a call on common stocks.

         The Fund currently offers shares of the Portfolio solely to the Separate Account as a funding vehicle for the variable annuity contracts supported by the Separate Account. The Fund does not offer the Portfolio's shares directly to the general public. Shares of the Portfolio may, in the future, be offered to other registered and unregistered separate accounts supporting other variable annuity or variable life insurance contracts and to qualified pension and retirement plans.
         Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio manager anticipates changing economic and market conditions. THERE
IS NO ASSURANCE THAT THE
PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVES.

         An investment in the Contracts is not a deposit or obligation of, or guaranteed or endorsed, by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investing in the Contracts involves certain investment risks, including possible loss of principal.

         Additional information concerning the investment objective and policies of the Growth Portfolio, the investment advisory and administrative services and charges can be found in the current prospectus for the Portfolio which accompanies this Prospectus. The Portfolio's prospectus should be read carefully before any decision is made concerning the allocation of Deposits to the Separate Account.

Addition, Deletion, or Substitution

         Transamerica cannot guarantee that the Portfolio will always be available for its variable annuity products, but in the unlikely event that the Portfolio is not available, Transamerica will do everything reasonably practicable to secure the availability of a comparable fund. Transamerica retains the right to make changes in the Separate Account and in its investments.

         Transamerica reserves the right to eliminate the shares of any Portfolio held by the Separate Account and to substitute shares of another Portfolio or of another investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent required by the 1940 Act, a substitution of shares attributable to the Contract Owner's interest in the Separate Account will not be made without prior notice to the Contract Owner and the prior approval of the Commission. Nothing contained herein shall prevent the Separate Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of requests made by Contract Owners.

         The Separate Account may be divided into sub-accounts and new sub-accounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions so warrant. Any new sub-accounts will be made available to existing Contract Owners on a basis to be determined by Transamerica. Each additional sub-account will purchase shares in a Portfolio or in another mutual fund or investment vehicle. Transamerica may also eliminate one or more sub-accounts if, in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any sub-account is eliminated, Transamerica will notify Contract Owners and request a re-allocation of the amounts invested in the eliminated sub-account.

         In the event of any substitution or change, Transamerica may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

                                           DESCRIPTION OF THE CONTRACTS


         The Contract Owner has all rights under the Contract during the accumulation period. These include voting rights, selection of the annuitant, surrendering any portion of the Contract values, electing retirement date and annuity option and selection of beneficiaries.


         The Contract Owner retains his or her voting rights and right to select beneficiaries, if the Annuity option permits, once the Annuity begins.

         After the death of the annuitant, the beneficiaries have the right to the value, if any, remaining in the Contract.

         Annual Deposit Individual Equity Investment Fund Contract provides a deferred Variable Annuity ("Annual Deposit Contract"). This Contract provides for Deposits to be made annually or more frequently, but no Deposit may be less than $10 and the aggregate minimum Deposit must be $120 in any contract year. Normally, Contracts will not be issued for annual Deposits of less than $300. Deposits may be increased on a Contract anniversary, but annual Deposits may not be increased to more than three times the first year's Deposit without consent from the Company. The non-forfeiture provision of the Contract will be applied if annual Deposits are not paid when due or during a 31-day grace period. The effect of this provision is that if a Deposit is not received within five years of the last Deposit date, Deposits may not be resumed, but Contract benefits remain in full force.

         Single Deposit Individual Equity Investment Fund Contract provides a deferred Variable Annuity ("Single Deposit Deferred Contract"). This Contract provides for a single Deposit when the Contract is issued. Additional Deposits of at least $20 each may be made anytime within the first five Contract years. Thereafter, the Company must give its consent to further Deposits. The minimum initial Deposit is $1,000. The Company reserves the right to reduce the minimum.

         A Retirement Date is specified in the application for Annual Deposit and Single Deferred Contracts, but may be changed by a Written Request to the Company at its Home Office at least 60 days before an Annuity is to commence.

         Single Deposit Individual Equity Fund Investment Contract also provides an Immediate Variable Annuity ("Single Deposit Immediate Contract"). This Contract provides for a single Deposit to be accepted when the Contract is issued which will begin an Annuity. The issue date of this Contract is the last Valuation Day of the second calendar month preceding the Retirement Date specified in the Contract. The minimum Deposit is $2,500. The Company reserves the right to reduce the minimum. The Retirement Date may not be changed.

Net Deposits

         Net  Deposits  are  immediately   credited  to  the  Contract   Owner's
Accumulation Account in the Valuation Period in which they are received at the Company's Home Office.

         Net Deposits are used to purchase Accumulation Units. The number of Accumulation Units purchased with a Net Deposit is determined on the Valuation Date on which the Net Deposit is invested in the Separate Account by dividing the Net Deposit by the Accumulation Unit Value at the end of that Valuation Date. The number of Accumulation Units resulting from each Net Deposit will not change.

Accumulation Unit Value

         The Accumulation Unit Value was set at $1.00 on October 16, 1969, the date the Separate Account commenced operations. The Accumulation Unit Value is determined at the end of a Valuation Period by multiplying the Accumulation Unit Value determined at the end of the immediate preceding Valuation Period by the Investment Performance Factor for the current Valuation Period and reducing the result by the mortality and expense risk charges. The value of an Accumulation Unit is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolio as well as the deduction for charges.

         The Investment Performance Factor is determined at the end of each Valuation Period and is the ratio of A/B where:

         "A" is the value of the Separate Account as of the end of such Valuation Period immediately prior to making any Deposits into and any withdrawals from the Separate Account.

         "B" is the value of the Separate Account as of the end of the preceding Valuation Period immediately after making any Deposits into and any withdrawals from the Separate Account, including any charges for expense and mortality risks assessed against the Separate Account on that date, from the Separate Account.

                                              SURRENDER OF A CONTRACT

         Surrender and withdrawal privileges apply only to Annual Deposit and Single Deposit Deferred Contracts prior to Retirement Date. There are no surrender or withdrawal privilege for Single Deposit Immediate Contracts.


         A Written Request by the Contract Owner must be received at the Home Office for either a withdrawal or surrender of Accumulation Account Value. Accumulation Units will be cancelled with the equivalent dollar amount withdrawn or surrendered. The Accumulation Unit Value used to determine the number of Accumulation Units cancelled shall be the value established at the end of the Valuation Period in which the Written Request was received. The Accumulation Account Value less any applicable premium tax charge will be paid within seven days following receipt of the Written Request. However, the Company may postpone such payment: (1) if the New York Stock Exchange is closed or trading on the Exchange is restricted, as determined by the Commission; (2) when an emergency exists, as defined by the Commission's rules, and fair market value of the assets cannot be determined; or (3) for other periods as the Commission may permit.

         There are no charges for withdrawals or surrender of the Contract. However, withdrawals and surrenders may be taxable and subject to penalty taxes, as described below. (See "Federal Tax Status" on page 16.)


         A Contract must be surrendered through the Underwriter.

         The  Contract  must  be  surrendered   if  a  withdrawal   reduces  the
Accumulation Account Value below $10 for an Annual Deposit Deferred Contract or $20 for a Single Deposit Deferred Contract.

         Any Contract withdrawal may be repaid within five years after the date of each withdrawal, but only one repayment can be made in any twelve month period. The Company must be given concurrent Written Request of repayment. The sales charges will not be deducted from the Deposit repayment, but the administrative charge will be assessed.

                                                  DEATH BENEFITS

Death Benefits--Before Retirement

         (1)      ANNUAL DEPOSIT AND SINGLE PREMIUM DEFERRED CONTRACTS:


                  In the event a Annuitant dies prior to the selected Retirement Date, the Company will pay to the Annuitant's beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Day coinciding with or next following the later of (i) the date adequate proof of death is received by the Company or (ii) the date the Company receives notice of the method of payment selected by the beneficiary. Subject to certain requirements imposed by Federal tax law, upon Written Request after the death of the Annuitant, the beneficiary may elect, in lieu of the payment of such value in one sum, to have all or a part of the Accumulation Account Value applied under one of the forms of Annuities described under "Annuity Period," or elect an optional method of payment subject to agreement by the Company, and to compliance with any applicable federal and state law.


         (2)      SINGLE PREMIUM IMMEDIATE CONTRACT:


                  In the event a Annuitant dies prior to the selected Retirement Date, the Company will pay to the Annuitant's beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Day coinciding with or next following the date proof of death is received by the Company.


Death Benefit--After Retirement


         If the Annuitant's death occurs on or after the Retirement Date, death benefits, if any, payable to the beneficiary shall be as provided under the Annuity option or elected optional method of payment then in effect.


                                            CHARGES UNDER THE CONTRACTS

Charges Assessed Against The Deposits


         Sales Charge. The Company makes a deduction from each Deposit for sales expenses. No such charge will be assessed against Deposits made from insurance or annuity policies issued by the Company which are transferred to the Separate Account. The charge for sales expense ranges from 6.5% to 0.5% of each deposit. (See "Fee Table" on page7.)

         The sales expense charge is retained by the Company as compensation for the cost of selling the Contracts. The Company pays the Underwriter for the sale of the Contracts. (See "Underwriter" on page 19 for more information about the Underwriter.) The distribution expenses may exceed amounts deducted from Deposits as sales expenses and will be paid from the Company's surplus, including profits, if any, from the mortality and expense risk charges.

         Administrative Charge. The Company also makes a deduction from each Deposit for administrative expenses. The charge for the administrative expense ranges from 2.5% to 0.0% of each deposit (See " Fee Table" on page 7.) The administrative expense charge will be retained by the Company. This charge is used to pay for all record keeping and administrative functions related to the Contracts and each Contract Owner's account, including issuance of the Contract, making annuity payments, legal and accounting fees and reports to Contract Owners.

Charges Assessed Against the Separate Account


         Mortality and Expense Risk Charge. The Contracts permit the Company to deduct a Mortality and Expense Risk Charge from the Accumulation and Annuity Unit Values at the end of each Valuation Period at a maximum annual rate of 1.10%. Amounts of such charges may be withdrawn periodically from the Separate Account. Under the terms of the Plan of Reorganization, Transamerica has agreed to waive or reimburse mortality and expense risk charges on Contracts outstanding as of

 October 31, 1996, to the extent that the sum of Separate Account Annual Expenses and Portfolio Annual Expenses exceeds 1.40% during any year. Currently, the Mortality and Expense Risk Charge is assessed at an annual rate of 0.55% of the Accumulation Account Value.

         The Mortality and Expense Risk Charge compensates the Company for bearing certain mortality and expense risks under the Contracts. The mortality risk borne by Transamerica arises from its contractual obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Contracts) regardless of how long all Annuitants or any individual Annuitant may live. This undertaking assures that neither a Contract Owner's own longevity, nor an improvement in general life expectancy, will adversely affect the monthly annuity payments that a beneficiary will receive under the Contract. The mortality risk assumed by Transamerica is the risk that the persons on whose life annuity payments depend, as a group, will live longer than Transamerica's actuarial tables predict. In this event, Transamerica guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the annuity options in the Contract.

         The expense risk assumed by Transamerica is the risk that Transamerica's actual expenses in issuing and administering the Contracts and operating the Separate Account will be more than the charges assessed for such expenses.

         There are no other fees assessed against the Separate Account.

Portfolio Expenses

         Because the Separate Account purchases shares of the Portfolio, the net assets of the Separate Account will reflect the investment advisory fees and other operating expenses incurred by the Portfolio. A complete description of the fees, expenses, and deductions from the Growth Portfolio can be found in the Portfolio's prospectus.

Premium Taxes


         Transamerica may be required to pay premium or retaliatory taxes currently ranging from 0% to 3.5% in connection with Purchase Payments or values under the Contracts. Depending upon applicable state law, Transamerica may deduct the premium taxes which are payable with respect to a particular Contract from the Purchase Payments, from amounts withdrawn, or from amounts applied on the Annuity Date. In some states, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same Purchase Payment, depending upon applicable state law.

                                                  ANNUITY PERIOD


         A Contract Owner may select an Annuity option at any age, by Written Request received by the Company at least 60 days prior to commencement of an Annuity. The monthly Annuity benefit is determined by the Accumulation Account Value, the age of the Annuitant, and any joint annuitant and the option selected.


         The Contracts have three standard options:


                  (1) A Variable Annuity with monthly payments during the lifetime of the Annuitant. No minimum number of payments is guaranteed, so that only one such payment is made if the Annuitant dies before the second payment is due,

                  (2) A Variable Annuity paid monthly to the Annuitant and any joint annuitant as long as either shall live. No minimum number of payments is guaranteed, so that only one such payment is made if both the Annuitant and joint annuitant die before the second payment is due, and

                  (3) A Variable Annuity paid monthly during the lifetime of the Annuitant with a minimum guaranteed period of 60, 120 or 180 months. If a Annuitant dies during the minimum period, the unpaid installments for the remainder of the minimum period will be payable to the beneficiary. However, the beneficiary may elect the commuted value to be paid in one sum. The value will be determined on the Valuation Day the Written Request is received in the Home Office.


         Upon the Company's approval, other options may be selected. The form of Annuity with the fewest number of guaranteed monthly payments will provide the largest monthly payments.


         If the Contract Owner does not select any annuity option or a lump-sum payment, the funds remain in the Accumulation Account.

         The minimum amount of the first monthly payment is $20. If the first monthly payment would be less than $20, the Company may make a single payment equal to the total value of the Contract Owners' Accumulation Account.


         For information regarding the calculation of annuity payments, see the Annuity Payments section of the Statement of Additional Information.

                                                FEDERAL TAX STATUS

Introduction

         The following discussion is a general description of Federal tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Tax Status of the Contract

         The following discussion is based on the assumption that the Contract qualifies as an annuity contract for Federal income tax purposes. The Statement of Additional Information discusses the requirements for qualifying as an annuity.

Taxation of Annuities

  1.  In General


         Section 72 of the Internal Revenue Code ("Code") governs taxation of annuities in general. The Company believes that aContract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Accumulation Account Value (e.g., partial withdrawals and surrenders) or as Annuity Payments under the Annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

         The Contract Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Accumulation Account Value over the "investment in the contract" (discussed below) during the taxable year with respect to deposits made after February 28, 1986. There are some exceptions to this rule and a Contract Owner that is not a natural person may wish to discuss these with a competent tax adviser.


         The following discussion generally applies only to a Contract owned by a natural person.

  2.  Surrenders

         In the case of a  surrender  before  the  Retirement  Date,  under Code section 72(e), amounts received are generally first treated as taxable income to the extent that the Accumulation Account Value immediately before the surrender exceeds the "investment in the contract" at that time (this does not apply to amounts allocable to investments made prior to August 14, 1982, nor the income therefrom). Any additional amount withdrawn is not taxable. Generally, the "investment in the contract" will be the total amount of Deposits made, less any amount received under the Contract, to the extent that such amount received was excluded from gross income.

  3.  Annuity Payments

         Although tax consequences may vary depending on the annuity option elected under the Contract, under Code section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the "investment in the contract" bears to the expected return at the Retirement Date. In this respect (prior to recovery of the "investment in the contract"), there is generally no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

  4.  Penalty Tax


         In the case of a distribution there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the Contract Owner attains age 59 1/2; (2) made as a result of death or disability of the Contract Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the taxpayer and the taxpayer's "designated beneficiary"; (4) from a qualified plan (except as provided in Code section 72(t)); (5) allocable to "investment in the contract" before August 14, 1982;
(6) under a qualified funding asset (as defined in Code section 130(d)); (7) under an immediate annuity (as defined in Code section 72(u)(4)), or (8) from Contracts which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

  5.  Transfers, Assignments, or Exchanges of the Contract


         A transfer of ownership of a Contract, the irrevocable designation of an Annuitant or other beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner that are not discussed herein. AContract Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


  6.  Multiple Contracts

         All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Contract Owner during any single calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. The Treasury Department has specific authority to issue regulations to prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations (for example, the combination purchase of an immediate annuity and a deferred annuity) in which the Internal Revenue Service or the Treasury may conclude that it may be appropriate to aggregate two or more annuity contracts purchased by the same Contract Owner.

  7.  Withholding


         Annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Individual recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.


  8.  Death Benefits

         Amounts may be distributed from a Contract because of the death of a Participant or Owner. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are treated like a surrender, or (ii) if distributed under an annuity option, they are treated like an annuity payment.

  9.  Other Tax Consequences

         As noted above, the foregoing discussion of the Federal income tax consequences under the Contract is general in nature and is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current Federal law and the law may change. Federal gift and estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

 10.     Possible Changes in Taxation

         In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.) Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

                                                    UNDERWRITER

         Transamerica Securities Sales Corporation ("TSSC") is the principal Underwriter for the Separate Account's Contracts. Its principal offices are located at is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is wholly-owned by Transamerica Corporation. TSSC may also serve as an underwriter and distributor of other separate accounts of Transamerica and affiliates of Transamerica. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

         Prior to November 1, 1996, Transamerica Financial Resources, Inc. ("TFR") was the principal underwriter for the Contracts. TFR is a wholly-owned subsidiary of Transamerica Insurance Company of California and is registered with the Commission as a broker/dealer and is a member of the NASD.

                                                   VOTING RIGHTS

         In accordance with its view of current applicable law, the Company will vote Portfolio shares held in the Separate Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the Separate Account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or the Company otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

         The number of votes which a Contract Owner may cast is based on the Accumulation Account Value established on a Valuation Date not more than 100 days prior to a meeting date of Contract Owners and will be computed in the following manner:

         (1) When the Valuation Date is prior to the Retirement Date, the number of votes will equal the Contract Owner's Accumulation Account Value divided by 100;

         (2) When the Valuation Date is on or after the Retirement Date, the number of votes will equal the amount of the reserve established to meet Variable Annuity obligations related to the Contract divided by 100. Accordingly, as the amount of the reserve diminishes during the Annuity payment period, the number of votes which a Contract Owner may cast decreases.

         The number of votes will be rounded to the nearest vote; however, each Contract Owner will have at least one vote.

         To be entitled to vote, a Contract Owner must have been a Contract Owner on the date on which the number of votes was determined.

         Each Contract Owner shall receive a notice of the meeting of Portfolio's shareholders and a statement of the number of votes attributable to his/her Contract. Such notice will be mailed to the Contract Owner at the address maintained in the Company's records at least 20 days prior to the date of the meeting.

         Separate Account votes as to which no timely instructions are received and shares held by the Company in the Separate Account as to which no Contract Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Separate Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

Changes To Variable Annuity Contracts

         The Company has the right to amend the Contracts to meet current applicable federal and state laws or regulations or to provide more favorable Annuity Conversion Rates. Each Contract Owner will be notified of any amendment to the Contract relating to any changes in federal or state laws.


         The Contract Owner may change beneficiaries, retirement date or Annuity option prior to the Annuity commencement date.


Inquiries

         Contract Owners may request information concerning their Variable Annuity Contract by contacting a Company agent or by a Written Request mailed directly to the Company.

                                                 LEGAL PROCEEDINGS

         There are no material legal proceedings pending to which the Separate Account is a party; nor are there material legal proceedings involving the Separate Account to which Transamerica or the Underwriter are parties.

                                       TABLE OF CONTENTS OF THE STATEMENT OF
                                              ADDITIONAL INFORMATION

                                                                 Page

GENERAL INFORMATION AND HISTORY.................................3
ANNUITY PAYMENTS................................................3
CALCULATION OF YIELDS AND TOTAL RETURNS.........................4
FEDERAL TAX MATTERS.............................................6
THE UNDERWRITER.................................................7
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS..........................7
STATE REGULATION................................................7
LEGAL MATTERS...................................................7
INDEPENDENT AUDITORS............................................8
RECORDS AND REPORTS.............................................8
FINANCIAL STATEMENTS............................................8


A "Statement of Additional Information" containing more detailed information about the Contracts and the Separate Account is available free by writing Transamerica Occidental Life Insurance Company at the Annuity Service Center, 401 N. Tryon Street, Suite 700, Charlotte, North Carolina, 28202 or by calling 800-258-4260, extension 5560.

                       STATEMENT OF ADDITIONAL INFORMATION
                                       for
                               Separate Account C
                of Transamerica Occidental Life Insurance Company

            Individual Equity Investment Fund Contracts ("Contracts")
                For Non-Tax Qualified Individual Retirement Plans

           1150 South Olive Street, Los Angeles, California 90015-2211


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Contracts offered by Transamerica Occidental Life Insurance Company (the "Company") through Separate Account C. A copy of the Prospectus (which has the same date as this Statement of Additional Information) may be obtained free of charge by writing to the Transamerica Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202 or by calling (800) 258-4260, extension 5560. Terms used in the current Prospectus for the Contracts are incorporated by reference into this Statement.



          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
           AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS
                       FOR THE CONTRACT AND THE PORTFOLIO.






                                         Dated May 1, 1997

                                                 TABLE OF CONTENTS


                                                             Page

GENERAL INFORMATION AND HISTORY......................................3
ANNUITY PAYMENTS.....................................................3
CALCULATION OF YIELDS AND TOTAL RETURNS..............................4
FEDERAL TAX MATTERS..................................................6
THE UNDERWRITER......................................................7
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS...............................7
STATE REGULATION.....................................................7
LEGAL MATTERS........................................................7
INDEPENDENT AUDITORS.................................................8
RECORDS AND REPORTS..................................................8
FINANCIAL STATEMENTS.................................................8

                                          GENERAL INFORMATION AND HISTORY

         Transamerica Occidental Life Insurance Company (the "Company") was formerly known as Occidental Life Insurance Company of California. The name change occurred approximately on September 1, 1981.


         The Company is wholly-owned by Transamerica Insurance Corporation of California, which is in turn wholly-owned by Transamerica Corporation.
Transamerica Corporation is a financial services organization which engages through its subsidiaries in life insurance, consumer lending, commercial lending, leasing, and real estate services.


                                                 ANNUITY PAYMENTS

Amount of First Annuity Payment

         ANNUAL DEPOSIT AND DEFERRED CONTRACTS:


         At a Annuitant's selected Retirement Date, the Accumulation Account Value based on the Accumulation Unit value established on the last Valuation Date in the second calendar month preceding his/her Retirement Date is applied to the appropriate Annuity Conversion Rate under the Contract, according to the Annuitant's, and any joint annuitant's, attained age at nearest birthday and the selected form of Annuity, to determine the dollar amount of the first Variable Annuity payment. The Annuity Conversion rates are based on the following assumptions: (i) Investment earnings at 3.5% per annum, and (ii) Mortality -The Annuity Table for 1949, ultimate three year age setback.


         IMMEDIATE CONTRACT:


         The Net Deposit applicable under the Contract is applied to the Annuity Conversion Rate for this Contract by the Company according to the Annuitant's, and any joint annuitant's, attained age at nearest birthday and selected form of Annuity, to determine the dollar amount of the first Variable Annuity payment. The Annuity Conversion Rates are based on the following assumptions: (i) Investment earnings at 3.5% per annum, and (ii) Mortality - The Annuity Table for 1949, two year age setback.


Amount of Subsequent Annuity Payments

         The amount of a Variable Annuity payment after the first is determined by multiplying the number of Annuity Units by the Annuity Unit value established on the last Valuation Date in the second calendar month preceding the date such payment is due.

         The Annuity Conversion Rates reflect the assumed net investment earnings rate of 3.5%. Each annuity payment will vary as the actual net investment earnings rate varies from 3.5%. If the actual net investment earnings rate were equal to the assumed rate, Annuity payments would be level. If the actual Net Investment Rate were lower than the assumed rate, Annuity payments would decrease.

Number of Annuity Units


         The number of the Contract Owner's Annuity Units is determined at the time the Variable Annuity is effected by dividing the dollar amount of the first Variable Annuity payment by the Annuity Unit Value established on the last Valuation Date in the second calendar month preceding the Retirement Date. The number of Annuity Units, once determined, will remain fixed except as affected by the normal operation of the form of Annuity, or by a late Deposit. Late Deposit means a Deposit received by the Company after the Valuation Date in the second calendar month preceding the Retirement Date.


Annuity Unit Value


         On October  16,  1969,  the value of an Annuity  Unit was set at $1.00.
Thereafter, at the end of each Valuation Period, the Annuity Unit value is established by multiplying the value of an Annuity Unit determined at the end of the immediately preceding Valuation Period by the Investment Performance Factor for the current Valuation Period, and then multiplying that product by an assumed earnings offset factor for the purpose of offsetting the effect of an investment earnings rate of 3.5% per annum which is assumed in the Annuity Conversion Rates for the Contracts. The result is then reduced by a charge for mortality and expense risks (see "Charges under the Contract" at page 14 of the Prospectus).


                                      CALCULATION OF YIELDS AND TOTAL RETURNS

Separate Account Yield Calculations

         Transamerica may from time to time disclose the current annualized yield of the Separate Account for 30-day periods. The annualized yield of the Separate Account refers to the income generated by the Separate Account over a specified 30-day period. Because this yield is annualized, the yield generated by the Separate Account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

              YIELD    2{a - b+1}6-1
                           cd
         Where:

        a =     net investment income earned during the period by the Portfolio attributable to the shares owned by
                the Separate Account.
        b =     expenses for the Separate Account accrued for the period (net of reimbursements).
        c =     the average daily number of Accumulation Units outstanding during the period.

        d =     the maximum offering price per Accumulation Unit on the last day of the period.

                  Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all Policies. Because of the charges and deductions imposed by the Separate Account, the yield for the Separate Account will be lower than the yield for the corresponding Portfolio. The yield on amounts held in the Separate Account normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The Separate Account's actual yield will be affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

         Standard Total Return Calculations

                  Transamerica may from time to time also disclose average annual total returns for the Separate Account for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P{1+T}n = ERV

         Where:

         P                   a hypothetical initial payment of $1,000
         T                   average annual total return
         n                   number of years
         ERV                 ending  redeemable  value of a  hypothetical
                           $1,000 payment made at the beginning of the one, five, or ten-year period at the end of the one, five or ten-year period (or fractional portion thereof).

                  All recurring fees are recognized in the ending redeemable value.

                                                FEDERAL TAX MATTERS

Tax Status of the Contract

         Diversification Requirements: Section 817(h) of the Code generally provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to the Separate Account, though the Portfolio intends to comply with the diversification requirements.


         Distribution Requirements: In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985, to provide that (a) if any Contract Owner dies on or after the retirement starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the retirement starting date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Contract Owner's death. The Contract Owner's "designated beneficiary" is the person designated by such Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Contract may be continued with the surviving spouse as the new Contract Owner, an endorsement may be continued with the surviving spouse as the new Contract Owner. An endorsement has been added to these Contracts to comply with these new requirements.


Taxation of the Company

         The Company at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The Separate Account is treated as part of the Company and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. The Company does not expect to incur any Federal income tax liability with respect to investment income and net capital gains arising from the activities of the Separate Account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the Separate Account for Federal income taxes. If, in future years, any Federal income taxes are incurred by the Company with respect to the Separate Account, then the Company may make a charge to the Separate Account.

         Under current laws, the Company may incur state and local taxes in certain jurisdictions. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes or reserves for such taxes, if any, attributable to the Separate Account.

                                                    UNDERWRITER

         Transamerica Securities Sales Corporation ("TSSC") is the principal Underwriter for the Separate Account's Contracts. Its principal offices are located at is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is wholly-owned by Transamerica Corporation. TSSC may also serve as an underwriter and distributor of other separate accounts of Transamerica and affiliates of Transamerica. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

         Prior to November 1, 1996, Transamerica Financial Resources, Inc. ("TFR") was the principal underwriter for the Contracts. TFR is a wholly-owned subsidiary of Transamerica Insurance Company of California and is registered with the Commission as a broker/dealer and is a member of the NASD.


         During the past three years, TFR received from the sales of the Contracts total payments of $873 in 1994, $282 in 1995 and $468 in 1996.


                                      SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

         Title to the assets of the Separate Account is held by Transamerica. The assets of the Separate Account are kept separate and apart from Transamerica's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by the Separate Account.

                                                 STATE REGULATION

         Transamerica is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law and regulation, the Contract will be modified accordingly.

                                                   LEGAL MATTERS


         Advice   regarding   certain  legal  matters   concerning  the  federal
securities laws applicable to the issue and sale of the Contracts has been provided by Sutherland, Asbill & Brennan, L.L.P. The organization of Transamerica, Transamerica's authority to issue the Contracts, and the validity of the form of the Contracts have been passed upon by James W. Dederer, Executive Vice President, General Counsel and Corporate Secretary of Transamerica, incorporated by reference herein.

                                               INDEPENDENT AUDITORS


         The financial statements of Transamerica Occidental Life Insurance Company and the Separate Account included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports given on their authority as experts in accounting and auditing. Ernst & Young LLP's address is 515 South Flower Street, Los Angeles, California 90071.


                                                RECORDS AND REPORTS

         All records and accounts relating to the Separate Account will be maintained by Transamerica. As presently required by the 1940 Act and regulations promulgated thereunder pertaining to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to the Contract Owner semi-annually at the Contract Owner's last known address of record.

                                               FINANCIAL STATEMENTS


         This Statement of Additional Information contains the audited financial statements of the Separate Account as of December 31, 1997.


         The consolidated financial statements of Transamerica should be considered only as bearing on the ability of Transamerica to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                    Audited Consolidated Financial Statements



         Transamerica Occidental Life Insurance Company and Subsidiaries


                                December 31, 1996

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Audited Consolidated Financial Statements

December 31, 1996






Audited Consolidated Financial Statements

Report of Independent Auditors...........................  1
Consolidated Balance Sheet...............................  2
Consolidated Statement of Income.........................  3
Consolidated Statement of Shareholder's Equity...........  4
Consolidated Statement of Cash Flows.....................  5
Notes to Consolidated Financial Statements...............  6

2721:T-10
3/20/97




                                         REPORT OF INDEPENDENT AUDITORS



Board of Directors
Transamerica Occidental Life Insurance Company


We have audited the accompanying consolidated balance sheet of Transamerica Occidental Life Insurance Company and Subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Transamerica Occidental Life Insurance Company and Subsidiaries at December 31, 1996 and 1995, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note A, the Company changed its method of accounting for certain debt securities effective January 1, 1994.


                                ERNST & YOUNG LLP


February 12, 1997

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEET



                                                                                       December 31
                                                                             1996                     1995
                                                                    ---------------------    -------------
                                                                                 (In thousands, except
                                                                                    for share data)
ASSETS

Investments:
   Fixed maturities available for sale                              $          26,980,676    $          25,997,403
   Equity securities available for sale                                           471,734                  307,881
   Mortgage loans on real estate                                                  716,669                  565,086
   Real estate                                                                     24,876                   38,376
   Policy loans                                                                   442,607                  426,377
   Other long-term investments                                                     66,686                   62,536
   Short-term investments                                                         135,726                  211,500
                                                                    ---------------------    ---------------------
                                                                               28,838,974               27,609,159
Cash                                                                               35,817                   49,938
Accrued investment income                                                         404,866                  394,008
Accounts receivable                                                               297,967                  174,266
Reinsurance recoverable on paid and unpaid losses                                 829,653                1,957,160
Deferred policy acquisitions costs                                              2,138,203                1,974,211
Other assets                                                                      256,382                  257,333
Separate account assets                                                         3,527,950                2,533,424
                                                                    ---------------------    ---------------------

                                                                    $          36,329,812    $          34,949,499
                                                                    =====================    =====================

LIABILITIES AND SHAREHOLDER'S EQUITY

Policy liabilities:
   Policyholder contract deposits                                   $          22,718,955    $          22,057,773
   Reserves for future policy benefits                                          5,275,149                5,245,233
   Policy claims and other                                                        502,331                  542,511
                                                                    ---------------------    ---------------------
                                                                               28,496,435               27,845,517

Income tax liabilities                                                            388,852                  587,801
Accounts payable and other liabilities                                            560,663                  534,866
Separate account liabilities                                                    3,527,950                2,533,424
                                                                    ---------------------    ---------------------
                                                                               32,973,900               31,501,608
Shareholder's equity:
   Common stock ($12.50 par value):
     Authorized--4,000,000 shares
     Issued and outstanding--2,206,933 shares                                      27,587                   27,587
   Additional paid-in capital                                                     335,619                  333,578
   Retained earnings                                                            2,467,406                2,171,412
   Foreign currency translation adjustments                                       (24,472)                 (23,618)
   Net unrealized investment gains                                                549,772                  938,932
                                                                    ---------------------    ---------------------
                                                                                3,355,912                3,447,891
                                                                    ---------------------    ---------------------

                                                                    $          36,329,812    $          34,949,499
                                                                    =====================    =====================
See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF INCOME




                                                                                 Year Ended December 31
                                                                        1996             1995             1994
                                                                  ---------------  ---------------  ----------
                                                                                     (In thousands)

Revenues:
   Premiums and other considerations                              $     1,798,034  $     1,811,888  $     1,430,019
   Net investment income                                                2,077,232    1,972,759            1,771,575
   Other operating revenue                                                      -                -           13,273
   Net realized investment gains                                           17,471           28,112           20,730
                                                                  ---------------  ---------------  ---------------
             TOTAL REVENUES                                             3,892,737        3,812,759        3,235,597


Benefits:
   Benefits paid or provided                                            2,714,841        2,587,468        2,116,125
   Increase in policy reserves and liabilities                             57,968          236,205          204,159
                                                                  ---------------  ---------------  ---------------
                                                                        2,772,809        2,823,673        2,320,284

Expenses:
   Amortization of deferred policy acquisition costs                      235,180          182,123          176,033
   Salaries and salary related expenses                                   158,699          145,681          133,591
   Other expenses                                                         224,084          200,339          190,500
                                                                  ---------------  ---------------  ---------------
                                                                          617,963          528,143          500,124
                                                                  ---------------  ---------------  ---------------
                                 TOTAL BENEFITS AND EXPENSES            3,390,772        3,351,816        2,820,408
                                                                  ---------------  ---------------  ---------------

             INCOME BEFORE INCOME TAXES                                   501,965          460,943          415,189

Provision for income taxes                                                164,685          149,647          143,491
                                                                  ---------------  ---------------  ---------------

                                                  NET INCOME      $       337,280  $       311,296  $       271,698
                                                                  ===============  ===============  ===============



See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY

                                                                                                                     Net
                                                                                                    Foreign      Unrealized
                                                                   Additional                      Currency      Investment
                                             Common Stock            Paid-in      Retained        Translation       Gains
                                          Shares        Amount       Capital      Earnings        Adjustments     (Losses)
                                                                (In thousands, except for share data)

Balance at January 1, 1994               2,206,933   $   27,587   $   319,279  $   1,689,534    $   (21,054)  $     63,582

   Cumulative effect of change in
     accounting for investments                                                                                    795,187
   Net income                                                                        271,698
   Dividends declared                                                                (40,000)
   Change in foreign currency
     translation adjustments                                                                         (7,293)
   Change in net unrealized
     investment gains (losses)                                                                                  (1,180,229)

Balance at December 31, 1994             2,206,933       27,587       319,279      1,921,232        (28,347)      (321,460)

   Net income                                                                        311,296
   Capital contributions from                                          14,299
     parent
   Dividends declared                                                                (61,116)
   Change in foreign currency
     translation adjustments                                                                          4,729
   Change in net unrealized
     investment gains (losses)                                                                                   1,260,392

Balance at December 31, 1995             2,206,933       27,587       333,578      2,171,412        (23,618)       938,932

   Net income                                                                        337,280
   Capital contributions from
     parent                                                             2,041
   Dividends declared                                                                (41,286)
   Change in foreign currency
     translation adjustments                                                                           (854)
   Change in net unrealized
     investment gains                                                                                             (389,160)

Balance at December 31, 1996             2,206,933   $   27,587   $   335,619  $   2,467,406    $   (24,472)  $    549,772
                                      ============   ==========   ===========  =============    ===========   ============



See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                                     Year Ended December 31
                                                                           1996              1995               1994
                                                                     ---------------   ----------------   ----------
                                                                                        (In thousands)
OPERATING ACTIVITIES
   Net income                                                        $       337,280   $        311,296   $       271,698
   Adjustments to reconcile net income to net cash
     provided by operating activities:
       Changes in:
         Reinsurance recoverable                                             (73,328)          (466,669)         (290,926)
         Accounts receivable                                                (159,309)           (58,866)          (31,934)
         Policy liabilities                                                  949,108          1,273,723           804,296
         Other assets, accounts payable and other
           liabilities, and income taxes                                     (32,662)          (252,362)          133,499
       Policy acquisition costs deferred                                    (388,003)          (381,806)         (394,858)
       Amortization of deferred policy acquisition costs                     268,770            191,313           182,312
       Net realized gains on investment transactions                         (51,061)           (37,302)          (27,009)
       Other                                                                 (15,758)           (22,862)         (124,643)
                                                                     ---------------   ----------------   ---------------

                                            NET CASH PROVIDED BY
                                            OPERATING ACTIVITIES             835,037            556,465           522,435


INVESTMENT ACTIVITIES
   Purchases of securities                                                (7,362,635)        (5,667,539)       (9,354,375)
   Purchases of other investments                                           (334,895)          (330,503)         (143,771)
   Sales of securities                                                     5,064,780          3,587,367         4,607,572
   Sales of other investments                                                175,001            155,084           143,815
   Maturities of securities                                                  506,941            341,485         2,251,763
   Net change in short-term investments                                       75,774            (67,337)           38,597
   Other                                                                     (21,358)           (35,384)          (25,354)
                                                                     ---------------   ----------------   ---------------

                                                NET CASH USED BY
                                            INVESTING ACTIVITIES          (1,896,392)        (2,016,827)       (2,481,753)


FINANCING ACTIVITIES
   Additions to policyholder contract deposits                             6,260,653          5,151,428         4,434,726
   Withdrawals from policyholder contract deposits                        (5,173,419)        (3,624,044)       (2,419,915)
   Dividends paid to parent                                                  (40,000)           (60,000)          (40,000)
                                                                     ---------------   ----------------   ---------------

                                            NET CASH PROVIDED BY
                                            FINANCING ACTIVITIES           1,047,234          1,467,384         1,974,811
                                                                     ---------------   ----------------   ---------------

                                     INCREASE (DECREASE) IN CASH             (14,121)             7,022            15,493

Cash at beginning of year                                                     49,938             42,916            27,423
                                                                     ---------------   ----------------   ---------------

                                             CASH AT END OF YEAR     $        35,817   $         49,938   $        42,916
                                                                     ===============   ================   ===============



See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES


NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1996


NOTE A--SIGNIFICANT ACCOUNTING POLICIES

Business: Transamerica Occidental Life Insurance Company ("TOLIC") and its subsidiaries (collectively, the "Company"), engage in providing life insurance, pension and annuity products, reinsurance, structured settlements and investments, which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States and Canada.

Basis of Presentation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles which differ from statutory accounting practices prescribed or permitted by regulatory authorities.

Use of Estimates: Certain amounts reported in the accompanying consolidated financial statements are based on the management's best estimates and judgment. Actual results could differ from those estimates.

New Accounting Standards: In June of 1996, the Financial Accounting Standards Board issued a new standard on accounting for transfers of financial assets, servicing of financial assets and extinguishment of liabilities. The Company must adopt the standard in 1997. The standard requires that a transfer of financial assets be accounted for as a sale only if certain specified conditions for surrender of control over the transferred assets exist. When adopted, the standard is not expected to have a material effect on the consolidated financial position or results of operations of the Company.

In 1996, the Company adopted the Financial Accounting Standards Board's new standard on accounting for the impairment of long-lived assets and for long-lived assets to be disposed of. The standard requires that an impaired long-lived asset be measured based on the fair value of the asset to be held and used or the fair value less cost to sell of the asset to be disposed of. There was no material effect on the consolidated financial position or results of operations of the Company.

In 1995, the Company adopted the Financial Accounting Standards Board's standard on accounting for impairment of loans, which requires that an impaired loan be measured based on the present value of expected cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent. There was no material effect on the consolidated financial position or results of operations of the Company.

In 1994, the Company adopted the Financial Accounting Standards Board's standard on accounting for certain investments in debt and equity securities which requires the Company to report at fair value, with unrealized gains and losses excluded from earnings and reported on an after tax basis as a separate component of shareholder's equity, its investments in debt securities for which the Company does not have the positive intent and ability to hold to maturity. Additionally, such unrealized gains and losses are considered in evaluating deferred policy acquisition costs, with any resultant adjustment also excluded from earnings and reported on an after tax basis in shareholder's equity. As of January 1, 1994, the impact of adopting the standard was to increase shareholder's equity by $795.2 million (net of deferred policy acquisition cost adjustment of $367.2 million and deferred taxes of $428.2 million) with no effect on net income.

Principles of Consolidation: The consolidated financial statements of the Company include the accounts of TOLIC and its subsidiaries, all of which operate primarily in the life insurance industry. TOLIC is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly owned subsidiary of Transamerica Corporation. All significant intercompany balances and transactions have been eliminated in consolidation.

Investments:  Investments are reported on the following bases:

       Fixed maturities--All debt securities, including redeemable preferred stocks, are classified as available for sale and carried at fair value. The Company does not carry any debt securities principally for the purpose of trading. Prepayments are considered in establishing amortization periods for premiums and discounts and amortized cost is further adjusted for other-than-temporary fair value declines. Derivative instruments are also reported as a component of fixed maturities and are carried at fair value if designated as hedges of securities available for sale or at amortized cost if designated as hedges of liabilities. See Note K - Financial Instruments.

       Equity securities available for sale (common and nonredeemable preferred stocks)--at fair value. The Company does not carry any equity securities principally for the purpose of trading.

       Mortgage  loans  on  real  estate--at   unpaid  balances,   adjusted  for
       amortization  of  premium  or  discount,   less  allowance  for  possible
       impairment.

       Real estate--Investment real estate that the Company intends to hold for the production of income is carried at depreciated cost less allowance for possible impairment. Properties held for sale, primarily foreclosed assets, are carried at the lower of depreciated cost or fair value less estimated selling costs.

       Policy loans--at unpaid balances.

       Other  long-term   investments--at  cost,  less  allowance  for  possible
impairment.

       Short-term investments--at cost, which approximates fair value.

Realized gains and losses on disposal of investments are determined generally on a specific identification basis. The Company reports realized gains and losses on investment transactions in the accompanying consolidated statement of income, net of the amortization of deferred policy acquisition costs when such amortization results from the realization of gains or losses other than as originally anticipated on the sale of investments associated with interest-sensitive products. Changes in fair values of fixed maturities available for sale and equity securities available for sale are included in net unrealized investment gains or losses after adjustment of deferred policy acquisition costs and reserves for future policy benefits, net of deferred income taxes, as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Deferred Policy Acquisition Costs (DPAC): Certain costs of acquiring new and renewal insurance contracts, principally commissions, medical examination and inspection report fees, and certain variable underwriting, issue and field office expenses, all of which vary with and are primarily related to the production of such business, have been deferred. DPAC for non-traditional life and investment-type products are amortized over the life of the related policies in relation to estimated future gross profits. DPAC for traditional life insurance products are amortized over the premium-paying period of the related policies in proportion to premium revenue recognized, using principally the same assumptions used for computing future policy benefit reserves. DPAC is adjusted as if unrealized gains or losses on securities available for sale were realized. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Separate Accounts: The Company administers segregated asset accounts for certain holders of universal life policies, variable annuity contracts, and other pension deposit contracts. The assets held in these Separate Accounts are invested primarily in fixed maturities, equity securities, other marketable securities, and short-term investments. The Separate Account assets are stated at fair value and are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the contract holders. Accordingly, investment income and realized gains and losses attributable to Separate Accounts are not reported in the Company's results of operations.

Policyholder Contract Deposits: Non-traditional life insurance products include universal life and other interest-sensitive life insurance policies. Investment-type products include single and flexible premium deferred annuities, single premium immediate annuities, guaranteed investment contracts, and other group pension deposit contracts that do not have mortality or morbidity risk. Policyholder contract deposits on non-traditional life insurance and investment-type products represent premiums received plus accumulated interest, less mortality charges on universal life products and other administration charges as applicable under the contract. Interest credited to these policies ranged from 2.6% to 9.8% in 1996 and from 2.8% to 10% in 1995 and 1994.

Reserves for Future Policy Benefits: Traditional life insurance products primarily include those contracts with fixed and guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. The reserve for future policy benefits for traditional life insurance products has been provided on a net-level premium method based upon estimated investment yields, withdrawals, mortality, and other assumptions which were appropriate at the time the policies were issued. Such estimates are based upon past experience with a margin for adverse deviation. Interest assumptions range from 2.5% in earlier years to 11.25%. Reserves for future policy benefits are evaluated as if unrealized gains or losses on securities available for sale were realized and adjusted for any resultant premium deficiencies. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Foreign Currency Translation: The effect of changes in exchange rates in translating the foreign subsidiary's financial statements is accumulated as a separate component of shareholder's equity, net of applicable income taxes. Aggregate transaction adjustments included in income were not significant for 1996, 1995, or 1994.

Recognition of Revenue and Costs: Traditional life insurance contract premiums are recognized as revenue over the premium-paying period, with reserves for future policy benefits established from such premiums.

Revenues for universal life and investment products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products consist of interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Claim reserves include provisions for reported claims and claims incurred but not reported.

Reinsurance: Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Yearly renewable term reinsurance is accounted for the same as direct business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. The ceded amounts related to policy liabilities have been reported as an asset.

In 1996, the receivables and payables under certain modified coinsurance arrangements are presented on a net basis to the extent that such receivables and payables are with the same ceding company.

Income Taxes: TOLIC and its domestic subsidiaries are included in the consolidated federal income tax returns filed by Transamerica Corporation, which by the terms of a tax sharing agreement generally requires TOLIC to accrue and settle income tax obligations in amounts that would result from filing separate tax returns with federal taxing authorities.

Deferred income taxes arise from temporary differences between the bases of assets and liabilities for financial reporting purposes and income tax purposes, based on enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

Fair Values of Financial Instruments: Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded and private placements, fair values are estimated using values obtained from independent pricing services. Fair values for derivative instruments, including off-balance-sheet instruments, are estimated using values obtained from independent pricing services.

Fair values for equity securities are based on quoted market prices.

Fair values for mortgage loans on real estate and policy loans are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for calculation purposes.

The carrying amounts of short-term investments, cash, and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturates consistent with those remaining for the contracts being valued. The liabilities under investment-type contracts are included in policyholder contract deposits in the accompanying consolidated balance sheet.

NOTE B--INVESTMENTS

The cost and fair value of fixed maturities available for sale and equity securities are as follows (in thousands):


                                                                         Gross             Gross
                                                                      Unrealized        Unrealized            Fair
                                                       Cost              Gain              Loss               Value
December 31, 1996

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                   $        288,605  $         25,118  $          1,628   $        312,095
   Obligations of states and political
     subdivisions                                         258,596             8,508               538            266,566
   Foreign governments                                    110,283             4,479               520            114,242
   Corporate securities                                15,171,041           779,904           108,999         15,841,946
   Public utilities                                     4,462,063           203,604            35,769          4,629,898
   Mortgage-backed securities                           5,548,067           252,094            56,293          5,743,868
   Redeemable preferred stocks                             66,856            10,281             5,076             72,061
                                                 ----------------  ----------------  ----------------   ----------------

                      Total fixed maturities     $     25,905,511  $      1,283,988  $        208,823   $     26,980,676
                                                 ================  ================  ================   ================

   Equity securities                             $        199,494  $        281,418  $          9,178   $        471,734
                                                 ================  ================  ================   ================

December 31, 1995

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                   $         92,958  $          6,840                     $         99,798
   Obligations of states and political
     subdivisions                                         229,028             7,832  $            572            236,288
   Foreign governments                                    109,632             9,068                 -            118,700
   Corporate securities                                11,945,631         1,126,903            30,581         13,041,953
   Public utilities                                     4,338,637           390,237             2,909          4,725,965
   Mortgage-backed securities                           7,277,976           487,190            15,092          7,750,074
   Redeemable preferred stocks                             21,372             3,757               504             24,625
                                                 ----------------  ----------------  ----------------   ----------------

                      Total fixed maturities     $     24,015,234  $      2,031,827  $         49,658   $     25,997,403
                                                 ================  ================  ================   ================

   Equity securities                             $        150,968  $        163,264  $          6,351   $        307,881
                                                 ================  ================  ================   ================


The cost and fair value of fixed maturities available for sale at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

                                                                                             Fair
                                                                          Cost               Value
     Maturity

     Due in 1997                                                    $        482,813   $        511,576
     Due in 1998-2001                                                      3,688,424          3,761,584
     Due in 2002-2006                                                      4,725,231          4,839,666
     Due after 2006                                                       11,394,120         12,051,921
                                                                    ----------------   ----------------
                                                                          20,290,588         21,164,747
     Mortgage-backed securities                                            5,548,067          5,743,868
     Redeemable preferred stock                                               66,856             72,061
                                                                    ----------------   ----------------

                                                                    $     25,905,511   $     26,980,676
                                                                    ================   ================


The components of the carrying value of real estate are as follows (in thousands):

                                                                          1996               1995
                                                                    ---------------    ----------

     Investment real estate                                         $         22,814   $        27,095
     Properties held for sale                                                  2,062            11,281
                                                                    ----------------   ---------------

                                                                    $         24,876   $        38,376
                                                                    ================   ===============

As of December 31, 1996, the Company held a total investment in one issuer, other than the United States Government or a Unites States Government agency or authority, which exceeded 10% of total shareholder's equity as follows (in thousands) (See Note H.):

 Name of Issuer                             Carrying Value

 Transamerica Corporation                   $           613,922

The carrying value of those assets that were on deposit with public officials in compliance with regulatory requirements was $20.8 million at December 31, 1996.

Net investment income (expense) by major investment category is summarized as follows (in thousands):

                                                              1996               1995              1994

     Fixed maturities                                   $      2,005,764   $      1,904,519  $      1,705,618
     Equity securities                                             5,458              3,418             5,587
     Mortgage loans on real estate                                58,165             40,702            40,030
     Real estate                                                  (7,435)             3,209             5,024
     Policy loans                                                 27,012             25,641            24,614
     Other long-term investments                                     978              2,353             7,173
     Short-term investments                                       10,616             13,286             9,689
                                                        ----------------   ----------------  ----------------
                                                               2,100,558          1,993,128         1,797,735
     Investment expenses                                         (23,326)           (20,369)          (26,160)
                                                        ----------------   ----------------  ----------------

                                                        $      2,077,232   $      1,972,759  $      1,771,575
                                                        ================   ================  ================


Significant components of net realized investment gains are as follows (in thousands):

                                                              1996               1995              1994
                                                        ----------------   ----------------  ----------

     Net gains on disposition of investments in:
          Fixed maturities                              $         40,967   $         52,889  $          7,181
          Equity securities                                       15,750              5,637            32,374
          Other                                                    3,424              2,327             2,546
                                                        ----------------   ----------------  ----------------
                                                                  60,141             60,853            42,101
     Provision for impairment                                     (9,080)           (23,551)          (15,092)
     Accelerated amortization of DPAC                            (33,590)            (9,190)           (6,279)
                                                        ----------------   ----------------  ----------------

                                                        $         17,471   $         28,112  $         20,730
                                                        ================   ================  ================

The components of net gains on disposition of investment in fixed maturities are as follows (in thousands):
                                                              1996               1995              1994

     Gross gains                                        $         74,817   $         61,504  $         46,702
     Gross losses                                                (33,850)            (8,615)          (39,521)
                                                        ----------------   ----------------  ----------------

                                                        $         40,967   $         52,889  $          7,181
                                                        ================   ================  ================

Proceeds from disposition of investment in fixed maturities available for sale were $5,476.1 million in 1996, $3,802.6 million in 1995 and $6,737.7 million in 1994.

The costs of certain investments have been reduced by the following allowances for impairment in value (in thousands):

                                                                               December 31
                                                                         1996               1995
                                                                  ----------------   -----------

     Fixed maturities                                             $         54,160   $         71,429
     Mortgage loans on real estate                                          22,654             21,516
     Real estate                                                             9,146             16,207
     Other long-term investments                                            11,025             11,025
                                                                  ----------------   ----------------

                                                                  $         96,985   $        120,177
                                                                  ================   ================

The  components  of  net  unrealized   investment   gains  in  the  accompanying
consolidated balance sheet are as follows (in thousands):
                                                                               December 31
                                                                         1996              1995
                                                                  ----------------   ----------
     Unrealized gains on investment in:
        Fixed maturities                                          $      1,075,165   $     1,982,169
        Equity securities                                                  272,240           156,913
                                                                  ----------------   ---------------
                                                                         1,347,405         2,139,082
     Fair value adjustments to:
        DPAC                                                              (306,602)         (355,571)
        Reserves for future policy benefits                               (195,000)         (339,000)
                                                                  ----------------   ---------------
                                                                          (501,602)         (694,571)
     Related deferred taxes                                               (296,031)         (505,579)
                                                                  ----------------   ---------------

                                                                  $        549,772   $       938,932
                                                                  ================   ===============


NOTE C--DEFERRED POLICY ACQUISITION COSTS (DPAC)

Significant components of changes in DPAC are as follows (in thousands):

                                                                 1996               1995              1994
                                                          -----------------  ----------------  -----------

     Balance at beginning of year                         $      1,974,211   $      2,480,474  $      1,929,332

        Cumulative effect of change in
          accounting for investments                                     -                  -          (367,154)
        Amounts deferred:
          Commissions                                              290,512            298,698           305,858
          Other                                                     97,491             83,108            89,000
        Amortization attributed to:
          Net gain on disposition of investments                   (33,590)            (9,190)           (6,279)
          Operating income                                        (235,180)          (182,123)         (176,033)
        Fair value adjustment                                       48,969           (706,915)          718,498
        Foreign currency translation adjustment                     (4,210)            10,159           (12,748)
                                                          ----------------   ----------------  ----------------

     Balance at end of year                               $      2,138,203   $      1,974,211  $      2,480,474
                                                          ================   ================  ================


NOTE D--POLICY LIABILITIES

Components of policyholder contract deposits are as follows (in thousands):

                                                                                 December 31
                                                                           1996               1995
                                                                    ----------------   -----------

     Liabilities for investment-type products                       $    18,126,119    $    17,948,652
     Liabilities for non-traditional life insurance
        products                                                          4,592,836          4,109,121
                                                                    ---------------    ---------------

                                                                    $    22,718,955    $    22,057,773
                                                                    ===============    ===============

Reserves for future policy benefits were evaluated as if the unrealized gains on securities available for sale had been realized and adjusted for resultant premium deficiencies by $195 million as of December 31, 1996 and $339 million as of December 31, 1995.

NOTE E--INCOME TAXES

Components of income tax liabilities are as follows (in thousands):

                                                                                 December 31
                                                                           1996               1995
                                                                    ----------------   -----------

     Current tax liabilities (receivables)                          $        (13,752)  $         35,689
     Deferred tax liabilities                                                402,604            552,112
                                                                    ----------------   ----------------

                                                                    $        388,852   $        587,801
                                                                    ================   ================

Significant components of deferred tax liabilities (assets) are as follows (in thousands):

                                                                                 December 31
                                                                           1996               1995
                                                                    ----------------   -----------

     Deferred policy acquisition costs                              $        726,011   $        696,728
     Unrealized investment gains                                             296,031            505,579
     Life insurance policy liabilities                                      (578,823)          (601,875)
     Provision for impairment of investments                                 (33,945)           (42,062)
     Other-net                                                                (6,670)            (6,258)
                                                                    ----------------   ----------------

                                                                    $        402,604   $        552,112
                                                                    ================   ================

The Company offsets all deferred tax assets and liabilities and presents them in a single amount in the consolidated balance sheet.

Components of provision for income taxes are as follows (in thousands):



                                                                 1996               1995              1994
                                                          -----------------  ----------------  -----------

     Current tax expense                                  $         99,692   $       115,614   $       204,087
     Deferred tax expense (benefit):
        Domestic                                                    55,261            21,784           (69,490)
        Foreign                                                      9,732            12,249             8,894
                                                          ----------------   ---------------   ---------------

                                                          $        164,685   $       149,647   $       143,491
                                                          ================   ===============   ===============






NOTE E--INCOME TAXES (Continued)

The differences between federal income taxes computed at the statutory rate and the provision for income taxes as reported are as follows (in thousands):

                                                                     1996              1995              1994
                                                              ----------------  ----------------   ----------

     Income before income taxes:
       Income from U.S. operations                            $       474,160   $       425,946    $       389,778
       Income from foreign operations                                  27,805            34,997             25,411
                                                              ---------------   ---------------    ---------------
                                                                      501,965           460,943            415,189
     Tax rate                                                              35%               35%                35%
                                                              ---------------   ---------------    ---------------
     Federal income taxes at statutory rate                           175,688           161,330            145,316
     Income not subject to tax                                         (2,262)             (685)              (910)
     Low income housing credits                                        (8,175)           (3,137)              (902)
     Other, net                                                          (566)           (7,861)               (13)
                                                              ---------------   ---------------    ---------------

                                                              $       164,685   $       149,647    $       143,491
                                                              ===============   ===============    ===============


Low income housing credits are recognized over the productive life of acquired assets. In 1995, the Company recognized a $4.4 million tax benefit related to the favorable settlement of a prior year tax matter.

Under the Life Insurance Company Income Tax Act of 1959, a portion of "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The balance in this account was frozen at December 31, 1983 pursuant to the Deficit Reduction Act of 1984. This amount becomes subject to tax when it exceeds a certain maximum or when cash dividends are paid therefrom. The policyholders' surplus account balance at December 31, 1996 was $138 million. At December 31, 1996, $1,950 million was available for payment of dividends without such tax consequences. No income taxes have been provided on the policyholders' surplus account since the conditions that would cause such taxes are remote.

Income taxes of $149.1 million, $153.3 million and $195.4 million were paid principally to the Company's parent in 1996, 1995 and 1994, respectively.


NOTE F--REINSURANCE

The Company is involved in both the cession and assumption of reinsurance with other companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses, however, the Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance agreements.

The components of the Company's life insurance in force and premiums and other considerations are summarized as follows (in thousands):

                                                              Ceded to              Assumed
                                         Direct                 Other             from Other               Net
                                         Amount               Companies            Companies             Amount
1996
   Life insurance in force,
     at end of year               $        220,162,932  $       195,158,214  $       201,560,322  $       226,565,040
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,702,975  $         1,033,201  $         1,128,260  $         1,798,034
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,922,967  $         1,112,561  $           904,435  $         2,714,841
                                  ====================  ===================  ===================  ===================

1995
   Life insurance in force,
     at end of year               $        206,722,573  $       116,762,869  $       174,193,592  $       264,153,296
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,857,439  $         1,079,303  $         1,033,752  $         1,811,888
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,803,213  $         1,065,545  $           849,800  $         2,587,468
                                  ====================  ===================  ===================  ===================

1994
   Life insurance in force,
     at end of year               $        191,884,093  $       115,037,553  $       158,882,366  $       235,728,906
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,085,555  $           689,615  $         1,034,079  $         1,430,019
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,338,370  $           867,341  $           645,096  $         2,116,125
                                  ====================  ===================  ===================  ===================


NOTE G--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees of the Company are covered by noncontributory defined pension benefit plans sponsored by the Company and the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. Annual contributions to the plans generally include a provision for current service costs plus amortization of prior service costs over periods ranging from 10 to 30 years. Assets of the plans are invested principally in publicly traded stocks and bonds.

The Company's total pension costs (benefits) recognized for all plans were $(3.1) million in 1996, $2.5 million in 1995 and $4.9 million in 1994, of which $(3.7) million in 1996, $2.0 million in 1995 and $4.7 million in 1994, respectively, related to the plan sponsored by Transamerica Corporation. The plans sponsored by the Company are not material to the consolidated financial position of the Company.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. Postretirement benefit costs charged to income were not significant in 1996, 1995 and 1994.


NOTE H--RELATED PARTY TRANSACTIONS

The Company has various transactions with Transamerica Corporation and certain of its other subsidiaries in the normal course of operations. These transactions include premiums received for employee benefit services (none in 1996 and 1995, and $5.5 million in 1994), loans and advances, investments in a money market fund managed by an affiliated company, rental of space, and other specialized services. At December 31, 1996, pension funds administered for these related companies aggregated $1,067.9 million and the investment in an affiliated money market fund, included in short-term investments, was $44.6 million.

During 1996, The Company transferred certain below investment grade bonds with an aggregate book value of $424.9 million, including an aggregate interest receivable of $9.6 million, to a special purpose subsidiary of Transamerica Corporation in exchange for assets with a fair value of $438.9 million, comprised of collateralized higher-rated bond obligations of $413.9 million issued by the special purpose subsidiary and cash of $25 million. The excess of fair value of the consideration received over the book value of the bonds transferred is included in net realized investment gains.

During 1995, the Company transferred real estate with an aggregate book value of $27.7 million to an affiliate within the Transamerica Corporation group of consolidated companies in exchange for assets with a fair value of $49.7 million, comprising mortgage loans of $35.1 million and cash of $14.6 million. The excess of fair value of the consideration received over the book value of the real estates transferred, net of related tax payable to the parent, is included as a capital contribution.

Included in the investment in fixed maturities available for sale is a note receivable from Transamerica Corporation of $200 million. The note receivable matures in 2013 and bears interest at 7%.


NOTE I--REGULATORY MATTERS

TOLIC and its insurance subsidiaries are subject to state insurance laws and regulations, principally those of TOLIC and each subsidiary's state of incorporation. Such regulations include the risk-based capital requirement and the restriction on the payment of dividends. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of 10% of the Company's statutory capital and surplus as of the preceding year end or the Company's statutory net income from operations for the preceding year. The insurance department of the domiciliary state recognizes these amounts as determined in conformity with statutory accounting practices prescribed or permitted by the insurance department, which vary in some respects from generally accepted accounting principles. The Company's statutory net income and statutory capital and surplus which are represented by TOLIC's net income and capital and surplus are summarized as follows (in thousands):

                                                      1996                  1995                  1994
                                              -------------------   -------------------   ------------

     Statutory net income                     $           112,296    $           131,607   $           175,850
     Statutory capital and surplus, at
        end of year                                     1,249,045              1,115,691               947,164


NOTE J-COMMITMENTS AND CONTINGENCIES

The Company issues synthetic guaranteed investment contracts which guaranty, in exchange for a fee, the liquidity of pension plans to pay certain qualified benefits if other sources of plan liquidity are exhausted. Unlike traditional guaranteed investment contracts, the plan sponsor retains the credit risk in a synthetic contract while the Company assumes some limited degree of interest rate risk. To minimize the risk of loss, the Company underwrites these contracts based on plan sponsor agreement, at the inception of the contract, on investment guidelines to be followed, including overall portfolio credit and maturity requirements. Adherence to these investment requirements is monitored regularly by the Company. At December 31, 1996, commitments to maintain liquidity for benefit payments on notional amounts of $1.9 billion were outstanding compared to $620 million at December 31, 1995.

The Company is subject to mandatory assessments by state guaranty funds to cover losses to policyholders of those insurance companies that are under regulatory supervision. Certain states allow such assessments to be used to reduce future premium taxes. The Company estimates and recognizes its obligation for guaranty fund assessments, net of premium tax deductions, based on the survey data provided by National Organization of Life and Health Insurance Guaranty Associations. At December 31, 1996 and 1995, the estimated exposures and the resultant accruals recorded were not material to the consolidated financial position or results of operations of the Company.

Substantially all leases of the Company are operating leases principally for the rental of real estate. Rental expenses for equipment and properties were $20.6 million in 1996, $25.3 million in 1995, and $16.3 million in 1994. The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1996 (in thousands):

    Year ending December 31:
                1997              $           15,633
                1998                          14,688
                1999                          13,593
                2000                          12,029
                2001                          11,865
            Later years                       58,997

                                  $          126,805
                                  ==================

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiffs' counsel are working toward a settlement. Any such proposed settlement is subject to significant contingencies, including approval by the court. The lawsuit may proceed if such contingencies are not satisfied. In the opinion of TOLIC, any ultimate liability which might result from such litigation would not have a materially adverse effect on the consolidated financial position of TOLIC or the results of its operations.

NOTE K--FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments are as follows (in thousands):

                                                                                    December 31
                                                      -----------------------------------------
                                                                      1996                                1995
                                                      -----------------------------------    -----------------
                                                           Carrying             Fair           Carrying            Fair
                                                             Value              Value            Value             Value
Financial Assets:
   Fixed maturities available for sale                 $    26,980,676   $    26,980,676   $    25,997,403   $    25,997,403
   Equity securities available for sale                        471,734           471,734           307,881           307,881
   Mortgage loans on real estate                               716,669           770,122           565,086           671,835
   Policy loans                                                442,607           416,396           426,377           408,088
   Short-term investments                                      135,726           135,726           211,500           211,500
   Cash                                                         35,817            35,817            49,938            49,938
   Accrued investment income                                   404,866           404,866           394,008           394,008

Financial Liabilities:
   Liabilities for investment-type contracts:
     Single and flexible premium
       deferred annuities                                    6,962,501         6,400,632         8,080,139         7,518,211
     Single premium immediate annuities                      4,115,047         4,476,968         4,123,954         4,677,652
     Guaranteed investment contracts                         3,153,769         3,207,342         2,958,850         2,998,047
     Other deposit contracts                                 3,894,802         3,913,046         2,785,709         2,848,301

Off-balance-sheet assets (liabilities):
   Interest rate swap agreements designated
     as hedges of liabilities in a:
       Receivable position                                           -            43,916                 -            20,888
       Payable position                                              -            (5,485)                -            (3,086)



The Company enters into various interest rate agreements in the normal course of business, primarily as a means of managing its interest rate exposure in connection with asset and liability management.

Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate.

Interest rate floor and cap agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements or rise above specified levels under interest rate cap agreements. A swaption generally provides for an option to enter into an interest rate swap agreement in the event of unfavorable interest rate movements. These agreements generally require upfront premium payments. The costs of swaptions and interest rate floor and cap agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. Any conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.

Gains or losses on terminated interest rate agreements are deferred and amortized over the remaining life of the underlying assets or liabilities being hedged.

The  information  on  derivative   instruments  is  summarized  as  follows  (in
thousands):

                                                                         Aggregate         Weighted
                                                                         Notional           Average
                                                                          Amount          Fixed Rate        Fair Value
December 31, 1996
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
       Fixed rate interest                                          $        270,035          6.73%     $         1,511
       Floating rate interest                                                250,905          6.77%               5,877
       Floating rate interest based on one index and
         receives floating rate interest based on
         another index                                                       326,644          -                  (9,359)
   Interest rate swap agreements designated as
     hedges of financial liabilities, where TLC pays
       Fixed rate interest                                                    60,000          4.39%                 333
       Floating rate interest                                              1,710,716          6.11%              37,655
       Floating rate interest based on one index and
         receives floating rate interest based on
         another index                                                        58,585          -                     443
   Interest rate floor agreements                                            560,500          6.46%              19,287
   Swaptions                                                               8,327,570          4.50%              54,198
   Others                                                                    108,745          -                  19,607

December 31, 1995
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
       Fixed rate interest                                          $        235,173          7.99%     $        (9,307)
       Floating rate interest                                                140,000          5.65%                 137
       Floating rate interest based on one index and
         receives floating rate interest based on
         another index                                                        65,000          -                     242
   Interest rate swap agreements designated as
     hedges of financial liabilities, where TLC pays:
       Fixed rate interest                                                    60,000          4.39%                 741
       Floating rate interest                                                934,678          6.17%              17,169
       Floating rate interest based on one index and
         receives floating rate interest based on
         another index                                                       152,000          -                    (108)
   Interest rate floor agreements                                            560,500          6.46%              35,820
   Interest rate cap agreements                                              250,000          5.93%                 792
   Swaptions                                                               1,267,140          5.52%              53,040
   Others                                                                    100,000          -                   2,500

Generally, notional amounts indicate the volume of transactions and estimated fair values indicate the amounts subject to credit risk.

Activities with respect to the notional amounts are summarized as follows (in thousands):

                                             Beginning                                                             End
                                              of Year         Additions       Maturities     Terminations     of Year
1996:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      440,173   $      566,023   $      143,554  $     15,058   $        847,584
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                1,146,678        1,887,348        1,103,525            101,200   1,829,301
   Interest rate floor agreements         560,500          -                -                          -   560,500
   Interest rate cap agreements           250,000          -                250,000                    -   -
   Swaptions                                   1,267,140        7,170,000          109,570             -          8,327,570
   Others                                        100,000            8,745                -             -            108,745
                                          --------------   --------------   --------------  ------------   ----------------

                                          $    3,764,491   $    9,632,116   $    1,606,649  $    116,258   $11,673,700
                                          ==============   ==============   ==============  ============   ===========
1995:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      274,777   $      246,790   $       59,947  $     21,447   $        440,173
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                601,545          1,035,910        460,777               30,000   1,146,678
   Interest rate floor agreements         560,500          -                -                          -   560,500
   Interest rate cap agreements           100,000          250,000          100,000                    -   250,000
   Swaptions                              100,000               1,167,140                -             -          1,267,140
   Others                                        100,000                -                -             -            100,000
                                          --------------   --------------   --------------  ------------   ----------------

                                          $    1,736,822   $    2,699,840   $      620,724  $     51,447   $      3,764,491
                                          ==============   ==============   ==============  ============   ================
1994:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      153,000   $      121,777                                  $        274,777
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                210,000                 391,545                                  601,545
   Interest rate floor agreements         400,000          160,500                                         560,500
   Interest rate cap agreements           -                100,000                                         100,000
   Swaptions                                           -          100,000                                           100,000
   Others                                        100,000                -                                           100,000
                                          --------------   --------------   --------------  ------------   ----------------

                                          $      863,000   $      873,822   $            -  $          -   $      1,736,822
                                          ==============   ==============   ==============  ============   ================

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments, fixed maturities and mortgage loans on real estate. The Company places its temporary cash investments with high credit quality financial institutions. Concentrations of credit risk with respect to investments in fixed maturities and mortgage loans on real estate are limited due to the large number of such investments and their dispersion across many different industries and geographic areas. At December 31, 1996, the Company had no significant concentration of credit risk.


NOTE L--OTHER OPERATING REVENUE

In 1994, the Company disposed of an investment in an affiliate which had been accounted for under the equity method. Total consideration of $23.3 million was received from the sale, resulting in income of $13.3 million.

                          Audited Financial Statements

                            Transamerica Occidental's
                               Separate Account C

                          Year ended December 31, 1996
                       with Report of Independent Auditors

                         Report of Independent Auditors



Unitholders of Transamerica Occidental's Separate Account C
Board of Directors, Transamerica Occidental Life Insurance Company


We have audited the accompanying statement of assets and liabilities of Transamerica Occidental's Separate Account C (comprised of shares of the Growth Portfolio of Transamerica Variable Insurance Fund, Inc.) as of December 31, 1996, and the related statement of operations for the period from November 1, 1996 (commencement of operations) through December 31, 1996, and the statement of changes in net assets for the period from November 1, 1996 through December 31, 1996. These financial statements are the responsibility of Transamerica Occidental Separate Account C's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the fund manager. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Occidental's Separate Account C as of December 31, 1996, and the results of its operations for the period from November 1, 1996 through December 31, 1996, and the changes in its net assets for the period from November 1, 1996 through December 31, 1996 in conformity with generally accepted accounting principles.

                                                              [GRAPHIC OMITTED]
Charlotte, North Carolina
March 3, 1997

                  Transamerica Occidental's Separate Account C


                       Statement of Assets and Liabilities

                                December 31, 1996


Assets:

   Investment at fair value (Notes 1, 2):

   2,949,775.757 shares of  the Growth Portfolio of Transamerica Variable Insurance
     Fund, Inc., at $10.93 per share (cost $15,637,037)                                        $ 32,238,437
   Due from Transamerica Life                                                                        14,162
                                                                                         -------------------
Total assets                                                                                   $ 32,252,599
                                                                                         ===================

Liabilities:

Total liabilities                                                                                         -
                                                                                         -------------------

Net assets                                                                                     $ 32,252,599
                                                                                         ===================

Net assets attributable to variable annuity contract holders- 1,322,427.309124 units
   at $23.894182 per unit                                                                        31,598,319
Reserves for retired annuitants (Note 2)                                                            654,280
                                                                                         ===================
                                                                                               $ 32,252,599
                                                                                         ===================


See accompanying notes.

                  Transamerica Occidental's Separate Account C

                             Statement of Operations

              For Period November 1, 1996 through December 31, 1996



Net investment income:
   Mortality and expense risk charges                                                       $     (29,272)
                                                                                         ------------------
   Net investment loss                                                                            (29,272)

Net realized and unrealized gains on investment:
   Net realized gains                                                                               42,520
   Net unrealized gains                                                                          2,704,008
                                                                                         ------------------
   Net gains on investment                                                                       2,746,528
                                                                                         ------------------
   Increase in net assets resulting from operations                                          $   2,717,256
                                                                                         ==================

See accompanying notes.

                  Transamerica Occidental's Separate Account C

                       Statement of Changes in Net Assets

                                December 31, 1996



From operations:
   Net investment loss                                                                      $     (29,272)
   Net realized gains                                                                               42,520
   Net unrealized gains                                                                          2,704,008
                                                                                         ------------------
Increase in net assets from operations                                                           2,717,256

From contract owner transactions:
   Deposits                                                                                          2,461
   Withdrawals                                                                                    (26,354)
   Annuity payments                                                                               (14,126)
   Adjustment for mortality guarantees                                                               6,284
                                                                                         ------------------
                                                                                                  (31,735)

Initial transfer of funds from predecessor separate account (Note 1)                            29,567,078
                                                                                         ------------------

Increase in net assets                                                                          32,252,599
Net assets at beginning of period                                                                        -
                                                                                         ==================
Net assets at end of period                                                                   $ 32,252,599
                                                                                         ==================

See accompanying notes.

                  Transamerica Occidental's Separate Account C

                          Notes to Financial Statements

                                December 31, 1996



1.     Organization

Transamerica   Occidental's   Separate   Account  C  ("Separate   Account")  was
established by Transamerica Occidental Life Insurance Company ("Transamerica Life") as a separate account under the laws of the State of California. Effective November 1, 1996, the Separate Account reorganized into a unit investment trust. Prior to November 1, 1996, the Separate Account was organized as an open-end diversified management investment company, Separate Account Fund C (the "Predecessor Separate Account"). Effective November 1, 1996, all investments held by the Predecessor Separate Account were transferred to the Growth Portfolio (the "Portfolio") of Transamerica Variable Insurance Fund, Inc. (the "Fund"). Thereafter, the Separate Account's only investment was in shares of the Portfolio. The Fund is an open-end, diversified investment company registered under the Investment Company Act of 1940. The Separate Account is registered with the Securities and Exchange Commission under the Investment Act of 1940 as a unit investment trust and is designed to provide annuity benefits pursuant to annuity contracts issued by Transamerica Life.

2.     Significant Accounting Policies

The accompanying financial statements of the Separate Account have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

Investment Valuation--Investments in the Portfolio's shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific identification basis which approximates average cost. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date). The cost of the investment in the Portfolio is stated at the historical cost of the Predecessor Separate Account, which was $15,294,551 at November 1, 1996, and $15,637,037 at December 31, 1996.

                  Transamerica Occidental's Separate Account C

2.     Significant Accounting Policies (continued)

Investment Income--Both ordinary and capital gains dividends are recognized on the ex-dividend date. All distributions received are reinvested in shares of the Portfolio. No dividends had been declared or paid through December 31, 1996.

Federal Income Taxes--Operations of the Separate Account are part of, and will be taxed with, those of Transamerica Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, income from assets maintained in the Separate Account for the exclusive benefit of participants is generally not subject to federal income tax.

Reserves for Retired Annuitants--Reserves for retired annuitants are computed using the Annuity Table for 1949, ultimate, two year age setback and an assumed investment earnings rate of 3 (OMEGA) %.

3.     Transamerica Life Investment

As of December 31, 1996, Transamerica Life had deposited $1,000,000 (current value of $24,389,385) in the Separate Account under an amendment to the California Insurance Code which permits domestic life insurers to allocate amounts to such accounts. Transamerica Life is entitled to withdraw its proportionate share of the Separate Account, in whole or in part, at any time.

4.     Expenses and Charges

The value of the Separate Account has been reduced by charges on each valuation date for mortality and expense risks. The value of the Portfolio has been reduced by charges on each valuation date for management fees and other charges. The annual rate of these charges is 1.4% in the aggregate, of which 0.85% is assessed against the assets of the Portfolio and 0.55% is paid by the Separate Account to Transamerica Life.

5.     Remuneration

The Separate Account does not remunerate directors, advisory boards or officers or such other persons who may from time to time perform services for the Fund.

                  Transamerica Occidental's Separate Account C

6.     Accumulation Units and Investment Transactions

From November 1, 1996 through December 31, 1996 $2,462 and 103.107061 units of the Separate Account were sold and $26,254 and 1,091.765184 units of the Separate Account were redeemed. During this period, 1,200 shares of the Portfolio were purchased for $13,223 and 7,504 shares of the Portfolio were sold for $88,385.

                                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)  Financial Statements:

          All required financial statements are included in Parts A and B of this Registration Statement.

          (b)  Exhibits:


          (1)     (a)      Resolutions of Board of Directors of Transamerica
Occidental Life Insurance Company
                           creating Transamerica Occidental's Separate Account
Fund C. 1/
                  (b) Resolutions of Transamerica Occidental Life Insurance Company approving the conversion of the Registrant to a unit investment
trust. 2/

          (2)     Not Applicable.

          (3)     (a)      Form of Distribution Agreement between Transamerica
Securities Sales Corporation
                           and Transamerica Occidental Life Insurance Company
on behalf of Registrant.7/

                  (b) Form of Sales Agreement among Transamerica Securities Sales Corporation,
                           Transamerica Occidental Life Insurance Company on
behalf of Registrant, and
                           Transamerica Financial Resources, Inc.7/

          (4)     (a)      Annual Deposit Individual Equity Investment Fund
Contract. 2/
                  (b) Single Deposit Individual Equity Investment Fund Contract to provide a deferred
                           Variable Annuity.2/
                  (c) Single Deposit Individual Equity Investment Fund Contract to provide an immediate
                           Variable Annuity.4/
                  (d) Endorsement to define the term "Deposit" in some Contracts to mean "Purchase
                           Payment".4/
                  (e)      Endorsement to modify definition of "Valuation
Period".4/
                  (f) Deposit Continuation on Total and Permanent Disability Rider.4/
                  (g) Endorsement for State of Michigan to define investment factors filed as part of this
                           Registration Statement.4/

          (5)     (a)      Application for Individual Equity Investment Fund
 Contracts.4/
                  (b) Revised Application for Individual Equity Investment Fund Contracts.4/
                  (c) Application for Request to Change Life Policy to Individual Equity Investment Fund
                           Contract.4/

          (6)     (a)      Restated Articles of Incorporation of Transamerica
 Occidental Life Insurance
                           Company.6/
                  (b) Restated By-Laws of Transamerica Occidental Life Insurance Company.6/

          (7)     Not Applicable.

          (8) Participation Agreement between Transamerica Occidental Life Insurance Company and
                  Transamerica Variable Insurance Fund.3/

          (9)       Opinion and Consent of Counsel.7


          (10)      (a)    Consent of Counsel.9/

                    (b)    Consent of Independent Auditors.9/


          (11)      No financial statements are omitted from Item 23.

          (12)      Not Applicable.

          (13)      Performance Data Calculations.

          (14)      Not Applicable.

          (15)      Powers of Attorney.


Robert Abeles 2/                           Richard N. Latzer 7/
              -                                              -

                -                                             -
Thomas J. Cusack 2/                        Karen MacDonald 5/
                 -                                         -
John A. Fibiger 2/                         Gary U. Rolle 7/
                -                                        -
Richard H. Finn 7/                         James B. Roszak 7/
                -                                          -
David E. Gooding 7/                        William E. Simms 7/
                 -                                          -
Edgar H. Grubb 7/                          T. Desmond Sugrue 9/
               -                                             --
Frank C. Herringer 7/                      Nooruddin S. Veerjee 7/
                   -                                            -
James W. Dederer 7/                        Robert A. Watson 5/
                                            -


          ----------------------------

1/        Incorporated by reference to the exhibits filed as part of the
Registration Statement on Form N-8B-1 of
Transamerica Occidental's Separate Account Fund C, File No. 2-3650.

2/        Incorporated by reference to the like-numbered exhibits to Post-
Effective Amendment No. 43 to the
Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account C on Form N-4,
File No. 2-3650 (August 9, 1996).

3/        Incorporated by reference to the Exhibit 6 to Pre-Effective Amendment
 No. 1 to the Registration
Statement of Transamerica Variable Insurance Fund, Inc. on Form N-1A, File No. 33-99016 (September 12,
1996).

4/        Incorporated by reference to the exhibits filed as part of the
Registration Statement on Form N-1 of
Transamerica Occidental's Separate Account Fund C., File No. 2-3650.

5/        Incorporated by reference to the like-numbered exhibits to Post-
Effective Amendment No. 42 to the
Registration Statement of Transamerica Occidental's Separate Account Fund C on Form N-3, File No. 2-36250
(April 6, 1996).

6/        Incorporated by reference to the like-numbered exhibits to the initial Registration Statement on Form N-
4 of Transamerica Occidental's VA-2L, File No. 33-49998 (July 24, 1992).

7/        Incorporated by reference to the like-numbered exhibits to Post-
Effective Amendment No. 44 to the
Registration Statement of Transamerica Occidental Separate Account C on Form
 N-4, File No. 2-36250 (October
3, 1996).


8/        Incorporated by reference to the like-numbered exhibits to Post-
Effective Amendment
No. 45 to the Registration Statement of Transamerica Occidental Separate
 Account C on Form N-4, File No. 2-

36250 (November 8, 1996).

9/        Filed herewith.

Items 25.  Directors and Officers of the Depositor.

          The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

List of Directors of Transamerica Occidental Life Insurance Company


                  Robert Abeles             Frank C. Herringer
                                            Richard N. Latzer
                  Thomas J. Cusack
                  James W. Dederer  Karen MacDonald
                  John A. Fibiger           Gary U. Rolle'
                  Richard H. Finn           James B. Roszak
                  David E. Gooding  William E. Simms
                  Edgar H. Grubb            T. Desmond Sugrue

                                            Nooruddin S. Veerjee
                                            Robert A. Watson

List of Officers for Transamerica Occidental Life Insurance Company
          Thomas J. Cusack                           President and Chief Executive Officer
          John A. Fibiger, FSA                       Chairman
          James B. Roszak                              President, Life Insurance Division and Chief
                                                     Marketing Officer
          William E. Simms                           President - Reinsurance Division
          Robert Abeles                              Executive Vice President and Chief Financial Officer
          James W. Dederer, CLU                      Executive Vice President, General
                                                     Counsel and Corporate Secretary

          David E. Gooding                           Executive Vice President and Chief Information Officer

          Bruce Clark                                Senior Vice President and Chief Actuary
          Daniel E. Jund, FLMI                       Senior Vice President
          Karen MacDonald                            Senior Vice President and Corporate Actuary
          Louise K. Neal                             Senior Vice President
          William N. Scott, CLU, FLMI                Senior Vice President
          T. Desmond Sugrue                                 Executive Vice President
          Ron F. Wagley                              Senior Vice President and Chief Agency Officer
          Nooruddin S. Veerjee, FSA                  President - Group Pension Division
          Darrel K.S. Yuen                             President-Asian Operations
          Richard N. Latzer                          Chief Investment Officer
          Gary U. Rolle', CFA                        Chief Investment Officer
          Glen E. Bickerstaff                        Investment Officer
          John M. Casparian                          Investment Officer

          Heather E. Creeden                         Investment Officer
          Colin Funai                                Investment Officer
          William L. Griffin                         Investment Officer
          Sharon K. Kilmer                           Investment Officer
          Matthew W. Kuhns                           Investment Officer
          Lyman Lokken                               Investment Officer


                                                         4





          Michael F. Luongo                          Investment Officer
          Matthew Palmer                    Investment Officer
          Thomas C. Pokorski                         Investment Officer
          Dale S. Rathe-Aazam                        Investment Officer
          Susan A. Silbert                  Investment Officer

          Jeffrey S. Van Harte                       Investment Officer
          Lennart H. Walin                  Investment Officer
          Paul Wintermute                   Investment Officer
          William D. Adams                           Vice President
          Sandra Bailey-Whichard                     Vice President
          Nicki Bair                                 Senior Vice President
          Dennis Barry                               Vice President
          Laurie Bayless                             Vice President
          Marsha Blackman                            Vice President
          Thomas Briggle                             Vice President
          Thomas Brimacombe                          Vice President
          Roy Chong-Kit                              Senior Vice President and       Actuary
          Alan T. Cunningham                         Vice President and Deputy General Counsel
          Aldo Davanzo                               Vice President and Assistant Secretary
          Daniel Demattos                   Vice President
          Peter DeWolf                               Vice President
          Mary J. Dinkel, CLU                        Vice President
          Randy Dobo                                 Vice President and Actuary
          Thomas P. Dolan, FLMI                      Vice President
          John V. Dohmen                    Vice President
          Gail DuBois                                Vice President and Associate Actuary
          Ken Ellis                                  Vice President
          George Garcia                              Vice President and Chief Medicare Officer
          David M. Goldstein                         Vice President and Associate General Counsel
          John D. Haack                              Vice President
          Paul Hankwitz, MD                          Vice President and Chief Medical Director
          Randall C. Hoiby                  Vice President and Associate General Counsel
          John W. Holowasko                          Vice President
          William M. Hurst                           Vice President and Associate General Counsel
          James M. Jackson                           Vice President and Deputy General Counsel
          Allan H. Johnson, FSA                      Vice President and Actuary
          Ken Kilbane                                Vice President
          James D. Lamb, FSA                         Vice President and Chief Actuary
          Ronald G. Larson, FLMI                     Regional Vice President
          Frank J. LaRusso                  Vice President and Chief Underwriting Officer
          Richard K. M. Lau, ASA                     Vice President
          Thomas Liu                                 Vice President
          Katherine Lomeli                           Vice President and Assistant Secretary
          Philip E. McHale, FLMI                     Vice President
          Mark Madden                                Vice President
          Vic Modugno                                Vice President and Associate Actuary
          Mischelle Mullin                  Vice President
          Wayne Nakano, CPA                          Vice President and Controller
          Paul Norris                                Vice President and Actuary
          John W. Paige, FSA                         Vice President and Associate Actuary


                                                         5




          Stephen W. Pinkham                         Vice President
          Bruce Powell                               Vice President
          Larry H. Roy                               Vice President
          Joel D. Seigle                             Vice President
          Sandra Smith                               Vice President
          James O. Strand                   Vice President
          Deborah Tatro                              Vice President
          Lawrence Taylor                   Vice President
          Claude W. Thau, FSA                        Senior Vice President

          Kim A. Tursky                              Vice President and Assistant Secretary
          William R. Wellnitz, FSA          Senior Vice President and Actuary
          Anthony Wilkey                    Vice President
          Thomas Winters                    Vice President
          Ronald R. Wolfe                   Regional Vice President
          Sally Yamada                               Vice President and Treasurer
          Olisa Abaelu                               Second Vice President
          Flora Bahaudin                             Second Vice President
          David Barcellos                            Vice President
          Michael C. Barnhart                              Regional Vice President
          Dan Bass, ASA                              Second Vice President
          Frank Beardsley                            Vice President
          Esther Blount                              Second Vice President
          Benjamin Bock                              Vice President
          Art Bueno                                  Second Vice President
          Barry Buner                                Second Vice President
          Beverly Cherry                             Second Vice President
          Wonjoon Cho                                Second Vice President
          Art Cohen                                  Second Vice President
          Rose Corlew                                Second Vice President
          Dave Costanza                              Second Vice President
          Gloria Durosko                             Second Vice President
          Reid A. Evers                              Vice President and Associate General Counsel
          David Fairhall                             Second Vice President and Associate Actuary
          Selma Fox                                  Second Vice President
          Jerry Gable, FSA                  Second Vice President
          Roger Hagopian                             Second Vice President
          Sharon Haley                               Second Vice President
          Brian Hoyt                                 Second Vice President
          Zahid Hussain                                     Vice President and Associate Actuary
          Ahmad Kamil, FIA, MAAA                     Vice President and Associate Actuary
          Ronald G. Keller                  Second Vice President
          Ken Kiefer                                 Second Vice President
          Joan Klubnik                               Second Vice President
          Lynette Lawson                             Second Vice President
          Dean LeCesne                               Second Vice President
          Marilyn McCullough                         Vice President and Chief Reinsurance Underwriter
          Richard MacKenzie                          Second Vice President
          Carl Marcero                               Second Vice President
          Lisa Moriyama                              Second Vice President
          Joseph K. Nelson                           Second Vice President
          John Oliver                                Second Vice President
          Susan O'Brien                              Second Vice President
          Daragh O'Sullivan                          Second Vice President


                                                         6




          Stephanie Quincey                          Second Vice President
          James R. Robinson                          Second Vice President
          John J. Romer                              Vice President

          Thomas M. Ronce                            Second Vice President and Assistant General Counsel
          Hugh Shellenberger                         Second Vice President
          Mary Spence                                Second Vice President
          Jean Stefaniak                             Second Vice President
          Michael S. Stein                  Second Vice President
          Christina Stiver                                  Vice President
          David Stone                                Second Vice President
          Suzette Stover-Hoyt                        Second Vice President
          John Tillotson                             Second Vice President
          Janet Unruh                                Second Vice President and Assistant General Counsel
          Colleen Vandermark                         Vice President
          Susan Viator                               Second Vice President
          Richard T. Wang                   Second Vice President
          James B. Watson                   Second Vice President and Assistant General Counsel
          Joanne E. Whitaker                         Second Vice President
          Sheila Wickens, MD                         Second Vice President and Medical Director
          William Wojciechowski                      Second Vice President
          Michael B. Wolfe                           Vice President
          Wilbur L. Fulmer                           Tax Officer
          James Wolfenden                            Statement Officer




Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          Registrant is a separate account of Transamerica Occidental Life Insurance Company, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Occidental Life Insurance Company, is wholly owned by Transamerica Insurance Corporation of California (Transamerica-California). Transamerica-California may be deemed to be controlled by its parent, Transamerica Corporation.

          The following chart indicates the persons controlled by or under common control with Transamerica.

                    TRANSAMERICA CORPORATION AND SUBSIDIARIES
                     WITH STATE OR COUNTRY OF INCORPORATION


Transamerica Corporation


 ARC Reinsurance Corporation - Hawaii
      Inter-America Corporation - California
      Mortgage Corporation of America - California
      Pyramid Insurance Company, Ltd. - Hawaii
         Pacific Cable Ltd. - Bermuda
            TC Cable, Inc. - Delaware
      River Thames Insurance Company Limited - England
      RTI Holdings, Inc. - Delaware
      Transamerica Airlines, Inc. - Delaware

      Transamerica Asset Management Group, Inc. - Delaware
         Criterion Investment Management Company - Texas
      Transamerica CBO I, Inc. - Delaware
      Transamerica Corporation (Oregon) - Oregon
      Transamerica Delaware, L.P. - Delaware
      Transamerica Finance Group, Inc. - Delaware
         BWAC Twelve, Inc. - Delaware
            Transamerica Insurance Finance Corporation - Maryland
               Transamerica Insurance Finance Company (Europe) - Maryland Transamerica Insurance Finance Corporation, California -
California
               Transamerica Insurance Finance Corporation, Canada - Ontario Transamerica Finance Corporation - Delaware
            TA Leasing Holding Co., Inc. - Delaware
               Trans Ocean Ltd. - Delaware
                  Trans Ocean Container Corp. - Delaware
                     Cool Solutions, Inc. - Delaware
                     TOD Liquidating Corp. - California
                     TOL S.R.L. - Italy
                     Trans Ocean Leasing Deutschland GMBH - Germany
                     Trans Ocean Leasing PTY Limited - Australia
                     Trans Ocean Management Corporation -
                     Trans Ocean Regional Corporate Holdings - California Trans Ocean SARL - France
                     Trans Ocean Tank Services Corporation - Delaware
                  Trans Ocean Container Finance Corp. - Delaware
               Transamerica Leasing Inc. - Delaware
                  Better Asset Management Company LLC - Delaware
                  Greybox L.L.C. - Delaware
                  Transamerica Leasing Holdings Inc. - Delaware
                     Greybox Services Limited - United Kingdom
                     Intermodal Equipment, Inc. - Delaware
                        Transamerica Leasing N.V. - Belgium
                        Transamerica Leasing SRL - Italy
                     Transamerica Distribution Services Inc. - Delaware Transamerica Leasing Coordination Center - Belgium Transamerica Leasing do Brasil Ltda. - Brazil Transamerica Leasing GmbH - West Germany
                     Transamerica Leasing Limited - United Kingdom
                        ICS Terminals (UK) Limited - United Kingdom
                     Transamerica Leasing Pty. Ltd. - Australia
                     Transamerica Leasing (Canada) Inc. - Canada
                     Transamerica Leasing (HK) Ltd. - Hong Kong
                     Transamerica Leasing (Proprietary) Limited - South Africa Transamerica Tank Container Leasing Pty. Limited -
 Australia
                     Transamerica Trailer Holdings I Inc. - Delaware Transamerica Trailer Holdings II Inc. - Delaware Transamerica Trailer Holdings III Inc. - Delaware Transamerica Trailer Leasing AB - Sweden
                     Transamerica Trailer Leasing A/S - Denmark.
                     Transamerica Trailer Leasing GmbH - Germany
                     Transamerica Trailer Leasing S.A. - Fra.
                     Transamerica Trailer Leasing S.p.A. - Italy
                     Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth.

                     Transamerica Trailer Spain S.A. - Spn.
                     Transamerica Transport Inc. - NJ
            TELColorado Holding Co., Inc. - Delaware
            Transamerica Commercial Finance Corporation, I - Delaware
               BWAC Credit Corporation - Delaware
               BWAC International Corporation - Delaware
               Transamerica Business Credit Corporation - Delaware
                  The Plain Company - Delaware
               Transamerica Global Distribution Finance Corporation - Delaware Transamerica Inventory Finance Corporation - Delaware
                  BWAC Seventeen, Inc. - Delaware
                     Transamerica Commercial Finance Canada, Limited - Ontario Transamerica Commercial Finance Corporation, Canada -
Canada
                        TCF Commercial Leasing Corporation, Canada - Ontario
                  BWAC Twenty-One, Inc. - Delaware
                     Transamerica Commercial Holdings Limited - United Kingdom
                        Transamerica Commercial Finance Limited - United Kingdom Transamerica Trailer Leasing Limited - United Kingdom
                  Transamerica Commercial Finance Corporation - Delaware
                     TCF Asset Management Corporation - Colorado
                     Transamerica Joint Ventures, Inc. - Delaware
                  Transamerica Commercial Finance France S.A. - France Transamerica GmbH Inc. - Delaware
                     Transamerica Financieringsmaatschappij B.V. - Netherlands Transamerica GmbH - Germany - Germany
            Transamerica Finance Loan Company - Delaware
            Transamerica Financial Services Holding Company - Delaware
               Arcadia General Insurance Company - Arizona
               Arcadia National Life Insurance Company - Arizona
               First Credit Corporation - Delaware
               Pacific Agency, Inc. - Indiana
               Pacific Agency, Inc. - Nevada
               Pacific Finance Loans - California
               Pacific Service Escrow Inc. - Delaware
               Transamerica Acceptance Corporation - Delaware
                  Transamerica Financial Services Limited, United Kingdom - United Kingdom
               Transamerica Credit Corporation - Nevada
               Transamerica Credit Corporation (Washington) - Washington Transamerica Financial Consumer Discount Company (Pennsylvania)
- Pennsylvania
               Transamerica Financial Corporation - Nevada
                  Transamerica Financial Services Mortgage Company - Delaware
               Transamerica Financial Professional Services, Inc. - California Transamerica Financial Services - California
                  NAB Services, Inc. - California
               Transamerica Financial Services Company - Ohio
               Transamerica Financial Services Inc. - Hawaii
               Transamerica Financial Services Inc. - Minnesota
               Transamerica Financial Services of Dover, Inc. - Delaware Transamerica Financial Services, Inc. - Alabama
               Transamerica Financial Services, Inc. - British Columbia Transamerica Financial Services, Inc. - New Jersey
               Transamerica Financial Services, Inc. - Texas
               Transamerica Financial Services, Inc. - West Virginia Transamerica Insurance Administrators, Inc. - Delaware

               Transamerica Mortgage Company - Delaware
         Transamerica Financial Services Finance Co. - Delaware
         Transamerica HomeFirst, Inc. - California
      Transamerica Foundation - California
      Transamerica Information Management Services, Inc. - Delaware Transamerica Insurance Corporation of California - California
         Arbor Life Insurance Company - Arizona
         Plaza Insurance Sales, Inc. - California
         Transamerica Advisors, Inc. - California
         Transamerica Annuity Service Corporation - New Mexico
         Transamerica Financial Resources, Inc. - Delaware
            Financial Resources Insurance Agency of Texas - Texas
            TBK Insurance Agency of Ohio, Inc. - Ohio
            Transamerica Financial Resources Insurance Agency of Alabama Inc.
 - Alabama
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. - Massachusetts
         Transamerica International Insurance Services, Inc. - Delaware
            Home Loans and Finance Ltd. - United Kingdom
         Transamerica Occidental Life Insurance Company - California
            Bulkrich Trading Limited - Hong Kong
           Transamerica Life Insurance Company of New York
            NEF Investment Company - California
            Transamerica Life Insurance and Annuity Company - North Carolina
               Transamerica Assurance Company - Colorado
            Transamerica Life Insurance Company of Canada - Canada Transamerica Variable Insurance Fund, Inc. - Maryland
            USA Administration Services, Inc. - Kansas
         Transamerica Products, Inc. - California
            Transamerica Leasing Ventures, Inc. - California
            Transamerica Products II, Inc. - California
            Transamerica Products IV, Inc. - California
            Transamerica Products I, Inc. - California
         Transamerica Securities Sales Corporation - Maryland
         Transamerica Service Company - Delaware
      Transamerica International Holdings, Inc. - Delaware
      Transamerica Investment Services, Inc. - Delaware
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
 - Maryland
      Transamerica LP Holdings Corp. - Delaware
      Transamerica Properties, Inc. - Delaware
         Transamerica Retirement Management Corporation - Delaware Transamerica Real Estate Tax Service (A Division of Transamerica
Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) - N/A
      Transamerica Realty Services, Inc. - Delaware
         Bankers Mortgage Company of California - California
         Pyramid Investment Corporation - Delaware
         The Gilwell Company - California
         Transamerica Affordable Housing, Inc. - California
         Transamerica Minerals Company - California
         Transamerica Oakmont Corporation - California
         Ventana Inn, Inc. - California
      Transamerica Telecommunications Corporation - Delaware

                         *Designates INACTIVE COMPANIES
                     oA Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner


Item 27.  Number of Contractowners


         As of December 31, 1996 there were 206 Contract Owners of Registrant's Contracts.


Item 28.  Indemnification

         Transamerica's Bylaws provide in Article V as follows:

         Section 1. Right to Indemnification.
Each person who was or is a party or is threatened to be made a party to or is involved, even as a witness, in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereafter a "Proceeding"), by reason of the fact that he, or a person of whom he is the legal representative, is or was a director, officer, employee, or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprise, or was a director, officer, employee, or agent of a foreign or domestic corporation that was predecessor corporation of the corporation or of another enterprise at the request of such predecessor corporation, including service with respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director, officer, employee, or agent or in any other capacity while serving as a director, officer, employee, or agent Hereafter an "Agent"), shall be indemnified and held harmless by the corporation to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be interpreted or amended (but, in the case of any such amendment or interpretation, only to the extent that such amendment or interpretation permits the corporation to provide broader indemnification rights than were permitted prior thereto) against all expense, liability, and loss (including attorneys' fees, judgements, fines, ERISA excise taxes and penalties, amounts paid or to be paid in settlement, any interest, assessments, or other charges imposed thereon, and any federal, state, local or foreign taxes imposed on any Agent as a result of the actual or deemed receipt of any payments under this Article) incurred or suffered by such person in connection with investigating, defending, being a witness in, or participating in (including on appeal), or preparing for any of the foregoing, in any Proceeding (hereafter Expenses"); provided however. that except as to actions to enforce indemnification rights pursuant to Section 3 of this Article, the corporation shall indemnify any Agent seeking indemnification in connection with a Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) we authorized by the Board of Directors of the corporation. The right to indemnification conferred in this Article shall be a contract right. [It is the Corporation's intent that the bylaws provide indemnification in excess of that expressly permitted by Section 317 of the California General Corporation Law, as authorized by the Corporation's Articles of Incorporation.]

         Section 2. Authority to Advance Expenses.
Expenses incurred by an officer or director (acting in his capacity as such) in defending a Proceeding shall be pad by the corporation in advance of the final disposition of such Proceeding, provided however. that if required by the California General Corporation Law, as amended, such Expanses shall be advanced only upon delivery to the corporation of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this Article or otherwise. Expenses incurred by other Agents of the corporation (or by the directors or officers not acting in their capacity as such, including service with respect to Employee benefit plans) may be advanced upon the receipt of a similar undertaking, if required by law, and upon such other terms and conditions as the Board of Directors deems appropriate. Any obligation to reimburse the corporation for Expense advances shall be unsecured and no interest shall be charged thereon.

         Section 3. Right of Claimant to Bring Suit.
If a claim under Section I or 2 of this Article is not paid in full by the corporation within 30 days after a written claim has been received by the corporation, the claimant may at any time thereafter bring suit against the corporation to recover the unpaid amount of the claim and, if successful in whole or in part, the claimant shall be entitled to h paid also the expense (including attorneys' fees) of prosecuting such claim. It shall be a defense to any such action (other than an action brought to enforce a claim for expenses incurred in defending a Proceeding in advance of its final disposition where the required undertaking has been tendered to the corporation) that the claimant has not met the standards of conduct that make it permissible under the California General Corporation Law for the corporation to indemnify the claimant for the amount claimed. Lee -burden of proving such a defense shall be on the corporation. Neither the failure of the corporation (including its Board of Directors, independent legal counsel, or its stockholders) to have made a determination prior to the commencement of such action that indemnification of the-claimant is proper under the circumstances because he has met the applicable standard of conduct set forth in the California General Corporation Law, nor an actual determination by the corporation (including its Board of Directors, independent legal counsel, or its stockholders) that the claimant had not met such applicable standard of conduct, shall be a defense to the action or create a presumption that claimant has not met the applicable standard of.conduct.

         Section 4. Provisions Nonexclusive.
The rights conferred on any person by this Article shill not be exclusive of any other rights that such person may have or hereafter acquire under any statute, provision of the Articles of Incorporation, bylaw, agreement, vote of stockholders or disinterested directors, or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office. To the extent that any provision of the Articles, agreement, or vote of the stockholders or disinterested directors is inconsistent with these bylaws, the provision, agreement, or vote shall take precedence.

         Section 5. Authority to Insure.
The corporation may purchase and maintain insurance to protect itself and any Agent against any Expense asserted against or incurred by such person, whether or not the corporation would have the power to indemnify the Agent against such Expense under applicable law or the provisions of this Article [provided that, in cases where the corporation owns all or a portion of the shares of the company issuing the insurance policy, the company and/or the policy must meet one of the two sets of conditions set forth in Section 317 of the California General Corporation Law, as amended].

         Section 6. Survival of Rights.
The rights provided by this Article shall continue as to a person who has ceased to be an Agent and shall inure to the benefit of the heirs, executors, and administrators of such person.

         Section 7. Settlement of Claims.
The  corporation  shall not be liable to indemnify  any Agent under this Article
(a) for any amounts paid in settlement of any action or claim effected without the corporation's written consent, which consent shall not be unreasonably withheld; or (b) for any judicial award, if the corporation was not given a reasonable and timely opportunity, at its expense, to participate in the defense of such action.

         Section 8. Effect of Amendment
Any amendment, repeal, or modification of this Article shall not adversely affect any right or protection of any Agent existing at the time of such amendment, repeal, or modification.

         Section 9. Subrogation.
In the event of payment under this Article, the corporation shall be subrogated to the extent of such payment to all of the rights of recovery of the Agent, who shall execute all papers required and shall do everything that may be necessary to secure such rights, including the execution of such documents necessary to enable the corporation effectively to bring suit to enforce such rights.

         Section 10. No Duplication of Payments.
The corporation shall not he liable under this Article to make any payment in connection with any claim made against the Agent to the extent the Agent has otherwise actually received payment (under any insurance policy, agreement, vote, or otherwise) of the amounts otherwise indemnifiable hereunder.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         The directors and officers of  Transamerica  Occidental  Life Insurance
Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $65,000,000 for Coverage A and $55,000,000 for Coverage B for the period 11/25/93 to 11/25/94. Coverage B is subject to a self insured retention of $5,000,000. The primary policy under the program is with Corporate Officers and Directors Assurance Holding Limited (CODA).


         Pursuant to the Marketing Agreement with the Underwriter, Transamerica Occidental will indemnify and hold harmless the Underwriter and each person who controls it against any liabilities to the extent that they arise from inaccurate or misleading statements in material provided by Transamerica Occidental.


Item 29.  Principal Underwriter

         (a) Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter and distributor for shares of Transamerica Investors, Inc. The Underwriter is wholly-owned by Transamerica Insurance
Corporation of California. Until November 1, 1996, Transamerica Financial Resources, Inc. ("TFR") served as principal underwriter for the Contracts.

         (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:



          Names and Principal                   Offices with
           Business Address                 Principal Underwriter

         Barbara Kelley                     Director & President
         Regina Fink                        Director & Secretary
         James Roszak                       Director
         Nooruddin Veerjee                  Director
         Dan Trivers                        Senior Vice President
         Nicki Bair                         Vice President
         Chris Shaw                         Second Vice President
         Ben Tang                           Treasurer

*The Principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.


TFR received $468.00 from Separate Account C in 1996.



Item 30.  Location of Accounts and Records

         Physical possession of each account, book, or other document required to be maintained is kept at the Company's offices at 1150 South Olive Street, Los Angeles, California 90015-2211.

Item 31.  Management Services

         Not applicable.

Item 32.  Undertakings

         (a)  Not applicable.

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

         (d) Transamerica Occidental Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to the incurred, and the risks assumed by Transamerica Occidental Life Insurance Company.


         (e) Transamerica hereby represents that the fees and charges deducted under Contracts are reasonable in the aggregate in relation to services rendered, expenses expected to be incurred and risks assumed by Transamerica.

                                                    SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this registration statement and that it has caused this Post-Effective Amendment No. 46 to the Registration Statement to be signed on its behalf in the City of Los Angeles, State of California, on the 28th day of April, 1997.


                              SEPARATE ACCOUNT C OF
                             TRANSAMERICA OCCIDENTAL
                             LIFE INSURANCE COMPANY
                                  (REGISTRANT)

                             TRANSAMERICA OCCIDENTAL
                             LIFE INSURANCE COMPANY
                                   (DEPOSITOR)



                                  Aldo Davanzo
                     Vice President and Assistant Secretary





          As required by the Securities Act of 1933, this amendment to its Registration Statement has been signed by the following persons or by their duly appointed attorney-in-fact in the capacities and on the dates indicated.

Signatures                                           Titles                                               Date



______________________*                              Director and Chief                          April , 1997
                                                    Financial Officer
Robert Abeles

______________________*                              President, Chief Executive                     April , 1997
Thomas J. Cusack                                     Officer and Director

______________________*                              Chairman and Director                       April , 1997

John A. Fibiger



______________________*                              Director                                    April , 1997

James W. Dederer


______________________*                              Director                                    April , 1997


                                                        19




Richard I. Finn


______________________*                              Director                                    April , 1997

David E. Gooding


______________________*                              Director                                    April , 1997

Edgar H. Grubb


______________________*                              Director                                    April , 1997

Frank C. Herringer


______________________*                              Director                                    April , 1997

Richard N. Latzer






______________________*                              Director                                      April , 1997

Karen MacDonald


______________________*                              Director                                    April , 1997

Gary U. Rolle'


______________________*                              Director                                    April , 1997

James B. Roszak


______________________*                              Director                                    April , 1997

William E. Simms


______________________*                              Director                                    April , 1997

Nooruddin S. Veerjee


______________________*                              Director                                    April , 1997
T. Desmond Sugrue

______________________*                              Director                                    April , 1997

Robert A. Watson


                     Aldo Davanzo                    On April 28, 1997 as
                                                       Attorney-in-Fact
 --------------------
                                                     pursuant to

*By:  Aldo Davanzopowers of attorney previously filed and filed herewith, and in his own capacity as Vice President and Assistant Secretary.

                                                   EXHIBIT INDEX

Exhibit                                              Description
   No.                                                of Exhibit

(10)(a)                                              Consent of Counsel.

(10)(b)                                        Consent of Independent Auditors.


(15)                                      Power of Attorney (T. Desmond Sugrue)

                                                  Exhibit (10)(a)
                                                Consent of Counsel.

                                       Sutherland, Asbill & Brennan, L.L.P.
                                          1275 Pennsylvania Avenue, N.W.
                                            Washington, D.C. 20004-2404


                                                  April 18, 1997



Transamerica Occidental Life
Insurance Company
1150 South Olive Street
Los Angeles, CA 90015

          Gentlemen:

                  We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of Post-Effective Amendment No. 46 to the Form N-4 Registration Statement for Separate Account C. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                                     Very truly yours,

                                                   SUTHERLAND, ASBILL & BRENNAN


                                                     /s/ Frederick R. Bellamy
                                                     Frederick R. Bellamy

                                                  Exhibit (10)(b)
                                         Consent of Independent Auditors.

We consent to the reference to our firm under the captions "Condensed Financial Information" in the Prospectus dated May 1, 1997, and "Accountants" in the Statement of Additional Information, and to the use of our reportsts dated March 3, 1997 and February 12, 1997 with respect to the financial statements of Transamerica Occidental's Separate Account C and Transamerica Occidental Life Insurance Company and Subsidiaries, respectively, included in the Statement of Additional Information.




Charlotte, North Carolina
April 28, 1997

                                                   Exhibit (15)
                                                 Power of Attorney

                                                 POWER OF ATTORNEY



          The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and James B. Roszak and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

                  IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 24th day of March, 1997.





                         -------------------------------
                                T. Desmond Sugrue